                 METLIFE RETIREMENT ACCOUNT ANNUITY PROSPECTUS
This prospectus describes MetLife Retirement Account Annuity, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement Plans that qualify for special federal income tax treatment ("Qualified Contracts".) We may issue it as an individual Contract or as a group Contract. When We issue a group Contract, you will receive a Certificate summarizing the Contract's provisions. For convenience, We refer to Contracts and Certificates as "Contracts." The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments.

You can choose to have Your premium ("Purchase Payments") and any applicable Purchase Payment Credits accumulate on a variable and, subject to availability, fixed basis in one of Our Funding Options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Funding Options You select. You bear the investment risk of investing in the Funding Options. The Funding Options available for all Contracts are:

  AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
DELAWARE VIP(R) TRUST-- STANDARD CLASS
  Delaware VIP(R) Small Cap Value Series
FIDELITY(R) VARIABLE INSURANCE PRODUCTS-- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST-- CLASS 2
  Templeton Developing Markets Securities Fund
  Templeton Foreign Securities Fund
JANUS ASPEN SERIES-- SERVICE SHARES
  Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable All Cap Value Portfolio-- Class I
  ClearBridge Variable Appreciation Portfolio-- Class I
  ClearBridge Variable Large Cap Growth Portfolio-- Class I
  ClearBridge Variable Large Cap Value Portfolio-- Class I
  ClearBridge Variable Small Cap Growth Portfolio-- Class I

  Legg Mason Investment Counsel Variable Social Awareness Portfolio LEGG MASON PARTNERS VARIABLE INCOME TRUST

  Western Asset Variable High Income Portfolio

MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio-- Class A
  BlackRock Large Cap Core Portfolio-- Class E
  Clarion Global Real Estate Portfolio-- Class A

  Harris Oakmark International Portfolio-- Class A
  Invesco Comstock Portfolio-- Class B

  Invesco Small Cap Growth Portfolio-- Class A
  Janus Forty Portfolio-- Class A


  JPMorgan Small Cap Value Portfolio-- Class A

  Lord Abbett Bond Debenture Portfolio-- Class A
  Lord Abbett Mid Cap Value Portfolio-- Class B
  MetLife Aggressive Strategy Portfolio-- Class B

  Oppenheimer Global Equity Portfolio-- Class B

  PIMCO Inflation Protected Bond Portfolio-- Class A
  PIMCO Total Return Portfolio-- Class B
  Pioneer Fund Portfolio-- Class A
  Pioneer Strategic Income Portfolio-- Class A
  T. Rowe Price Large Cap Value Portfolio-- Class B

  Third Avenue Small Cap Value Portfolio-- Class B

METROPOLITAN SERIES FUND

  Barclays Aggregate Bond Index Portfolio-- Class A

  BlackRock Bond Income Portfolio-- Class A

  BlackRock Capital Appreciation Portfolio-- Class A
  BlackRock Diversified Portfolio-- Class A

  BlackRock Money Market Portfolio-- Class A
  Davis Venture Value Portfolio-- Class A

  Frontier Mid Cap Growth Portfolio-- Class D

  MetLife Conservative Allocation Portfolio-- Class B
  MetLife Conservative to Moderate Allocation Portfolio-- Class B
  MetLife Moderate Allocation Portfolio-- Class B
  MetLife Moderate to Aggressive Allocation Portfolio-- Class B
  MetLife Stock Index Portfolio-- Class A
  MFS(R) Total Return Portfolio-- Class F
  MFS(R) Value Portfolio-- Class A
  MSCI EAFE(R) Index Portfolio-- Class A

  Neuberger Berman Genesis Portfolio-- Class A

  Russell 2000(R) Index Portfolio-- Class A
  T. Rowe Price Small Cap Growth Portfolio-- Class B
  Western Asset Management U.S. Government Portfolio-- Class A

Certain Funding Options have been subject to a change. Please see "Appendix B
      -- Additional Information Regarding the Underlying Funds."
We also offer Variable Annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for You.


The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 29, 2013. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842- 9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                        PROSPECTUS DATED: APRIL 29, 2013

                              TABLE OF CONTENTS




                                                                PAGE
                                                               -----
Glossary......................................................    3
Summary.......................................................    5
Fee Table.....................................................    8
Condensed Financial Information...............................   12
The Annuity Contract and Your Retirement Plan.................   12
  403(b) Plan Terminations....................................   12
The Annuity Contract..........................................   13
  Civil Unions................................................   13
  Contract Owner Inquiries....................................   14
  Purchase Payments...........................................   14
  Purchase Payments-- Section 403(b) Plans....................   14
  Purchase Payment Conservation Credits.......................   15
  Conservation Credit.........................................   15
  Accumulation Units..........................................   15
  The Funding Options.........................................   15
  Underlying Funds Which Are Fund of Funds....................   21
Fixed Account.................................................   21
Charges and Deductions........................................   21
  General.....................................................   21
  Withdrawal Charge...........................................   22
  Free Withdrawal Allowance...................................   23
  Transfer Charge.............................................   23
  Mortality and Expense Risk Charge...........................   23
  Funding Option Expenses.....................................   24
  Floor Benefit...............................................   24
  Premium Tax.................................................   24
  Changes in Taxes Based upon Premium or Value................   24
Transfers.....................................................   24
  Restrictions on Transfers...................................   24
  Dollar Cost Averaging.......................................   26
Access To Your Money..........................................   27
Ownership Provisions..........................................   28
  Types of Ownership..........................................   28
  Contract Owner..............................................   28
  Beneficiary.................................................   28
  Annuitant...................................................   28
Death Benefit.................................................   28
  Death Proceeds before the Maturity Date.....................   29
  Optional Death Benefit and Credit...........................   29
  Payment of Proceeds.........................................   30
  Beneficiary Contract Continuance (not permitted for
    non-natural Beneficiaries)................................   30
  Planned Death Benefit (Individual Contracts Only)...........   31
  Death Proceeds after the Maturity Date......................   31
  Total Control Account.......................................   31
The Annuity Period............................................   31
  Maturity Date...............................................   31
  Allocation of Annuity.......................................   32
  Variable Annuity............................................   32
  Fixed Annuity...............................................   33
  Liquidity Benefit...........................................   33
Payment Options...............................................   33


                                                                PAGE
                                                               -----
  Election of Options.........................................   33
  Annuity Options.............................................   34
Miscellaneous Contract Provisions.............................   34
  Right to Return.............................................   34
  Termination.................................................   35
  Required Reports............................................   35
  Suspension of Payments......................................   35
  Misstatement................................................   35
  Funding Options.............................................   35
The Separate Account..........................................   36
  Performance Information.....................................   36
Federal Tax Considerations....................................   37
  General.....................................................   37
  Systematic Withdrawal Program for Substantially Equal
    Periodic Payments (SEPP) and Income Options...............   38
  Separate Account Charges....................................   39
  Qualified Contracts.........................................   39
  Tax Sheltered Annuities (TSAs ) (ERISA and non-ERISA)
    - 403(b)..................................................   41
  Individual Retirement Annuities ("IRAs")....................   43
  Traditional IRA Annuities...................................   43
  Roth IRA Annuities..........................................   44
  SEPs Annuities..............................................   46
  401(k)......................................................   47
  Non-Qualified Annuities.....................................   47
  Puerto Rico Tax Considerations..............................   50
Other Information.............................................   53
  The Insurance Company.......................................   53
  Financial Statements........................................   53
  Distribution of the Contracts...............................   53
  Conformity with State and Federal Laws......................   55
  Voting Rights...............................................   55
  Contract Modification.......................................   56
  Postponement of Payment (the "Emergency
    Procedure")...............................................   56
  Restrictions on Financial Transactions......................   56
  Legal Proceedings...........................................   56
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account Eleven for Variable Annuities........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds............................................  B-1
Appendix C: Portfolio Legal and Marketing Names...............  C-1
Appendix D: Contents of The Statement of Additional
  Information.................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant.....................  E-1
Appendix F: Competing Funds...................................  F-1
Appendix G: Waiver of Withdrawal Charge for Nursing
  Home Confinement Rider......................................  G-1
Appendix H: Premium Tax Table.................................  H-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).


CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.


DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

PURCHASE PAYMENT CONSERVATION CREDIT-- an amount which may be credited to Your Contract Value that equals a percentage of each Purchase Payment made where such funds originated from other Contracts issued by Us or Our affiliates.

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.


VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.


VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.


YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan termination, as of the date of the Contract or cash distribution under such Plan termination, "You" means the participant who has received such Contract or cash distribution.

                                    SUMMARY:
                           METLIFE RETIREMENT ACCOUNT
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account that is part of the general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity options. You may receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect variable income payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older. The Contract is not available to new purchasers.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If You purchase an individual Contract, You are the Contract Owner. If a group Contract is purchased, We issue Certificates to the individual participants. Where We refer to "You," We are referring to the individual Contract Owner or the group participant, as applicable. For convenience, We refer to both Contracts and Certificates as "Contracts". If a group unallocated Contract is purchased, We issue only a Contract.

We issue group Contracts in connection with retirement Plans. Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You. Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your retirement plan administrator.

IS THERE A RIGHT TO RETURN PERIOD? If You cancel the Contract within ten days after You receive it, You receive a full refund of Your Contract Value plus any Contract charges and Premium Taxes You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the right to return period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment.

If You purchased Your Contract as an individual retirement plan ("IRA"), and You return it within the first seven days after delivery, or longer if Your state permits, We will refund Your full Purchase Payment. During the remainder of the right to return period, We will refund Your Contract Value (including charges We assessed). We will determine Your Contract Value at the close of business on the day We receive a Written Request for a refund.

During the right to return period, You will not bear any Contract fees associated with the Purchase Payment Conservation Credits. If You exercise Your right to return, You will be in the same position as if You had exercised the right to return in a Variable Annuity Contract with no Purchase Payment Conservation Credit. You would, however, receive any gains, and We would bear any losses attributable to the Purchase Payment Conservation Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? Through its Subaccounts, the Separate Account uses Your Purchase Payments to purchase shares, at Your direction, of one or more of the Funding Options. In turn, each Funding Option invests in an underlying mutual fund ("Underlying Fund") that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense ("M&E") risk charge daily from the amounts You allocate to the Separate Account. We deduct the M&E risk charge at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Conservation Credits withdrawn. The maximum percentage is 5% decreasing to 0% in year six or later.

Upon annuitization, if You select the Variable Annuitization Floor Benefit, there is a charge assessed. This charge will vary based upon market conditions, and will be set at the time You choose this option. Once established, this charge will remain the same throughout the term of the annuitization.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, Purchase Payment Conservation Credits and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts. (See "Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Optional Death Benefit. If You die before the Contract is in the payout phase, the person You have chosen as Your Beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of Beneficiary Contract continuance. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Please refer to the "Death Benefit" section of the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

   o MANAGED DISTRIBUTION PROGRAM. This program allows Us to automatically calculate and distribute to You, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

   o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of Your death, that Beneficiary(ies) may elect to continue his/her portion of the Contract and take the required distributions over time, rather than have the death benefit paid in a lump sum to the Beneficiary.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE....................................................................    5%(1)
(as a percentage of the Purchase Payments and any applicable Purchase Payment Credits withdrawn)
TRANSFER CHARGE......................................................................   $10(2)
(assessed on transfers that exceed 12 per year)

------------
(1) This withdrawal charge only applies to the Accumulation Period. The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 5 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               1 years                5%
          1 years               2 years                4%
          2 years               3 years                3%
          3 years               4 years                2%
          4 years               5 years                1%
         5 years+                                      0%

(2)   We do not currently assess the transfer charge.


The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)(3)

We will assess a minimum mortality and expense risk charge ("M&E") of 0.80% for the standard death benefit and 1.25% for the Optional Death Benefit. Below is a summary of all maximum charges that may apply, depending on the death benefit You select and the optional features You select:


         STANDARD DEATH BENEFIT                               OPTIONAL DEATH BENEFIT
 Mortality and Expense Risk Charge         0.80%     Mortality and Expense Risk Charge         1.25%
 Administrative Expense Charge              None     Administrative Expense Charge              None
 Total Annual Separate Account Charges     0.80%     Total Annual Separate Account Charges     1.25%

During the Annuity Period, if You have elected the Variable Annuitization Floor Benefit, a total annual Separate Account charge of up to 3.80% or 4.25% may apply. See "Variable Annuitization Floor Benefit".
(3) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio-- Class A of the Met Investors Series Trust. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio-- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio-- Class A of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the

   Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio-- Class B of the Met Investors Series Trust.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):


The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842- 9406.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.28%       1.60%


UNDERLYING FUND FEES AND EXPENSES

(as a percentage of average daily net assets)




                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.53%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
DELAWARE VIP(R) TRUST-- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series.........    0.73%       --             0.08%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS--
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................    0.56%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio+........    0.56%     0.25%            0.26%
 Mid Cap Portfolio..............................    0.56%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST-- CLASS 2
 Templeton Developing Markets Securities
  Fund..........................................    1.10%     0.25%            0.25%
 Templeton Foreign Securities Fund..............    0.64%     0.25%            0.15%
JANUS ASPEN SERIES-- SERVICE SHARES
 Enterprise Portfolio...........................    0.64%     0.25%            0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio-- Class I+..........................    0.75%       --             0.06%
 ClearBridge Variable All Cap Value
  Portfolio-- Class I...........................    0.75%       --             0.06%
 ClearBridge Variable Appreciation
  Portfolio-- Class I...........................    0.71%       --             0.05%
 ClearBridge Variable Equity Income
  Portfolio-- Class I+..........................    0.75%       --             0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio-- Class I...........................    0.75%       --             0.13%
 ClearBridge Variable Large Cap Value
  Portfolio-- Class I...........................    0.65%       --           0.09%



                                                                                                  NET TOTAL
                                                     ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                                  FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                      EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
------------------------------------------------ --------------- -------------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............       --            0.81%        --               0.81%
 American Funds Growth Fund.....................       --            0.60%        --               0.60%
 American Funds Growth-Income Fund..............       --            0.54%        --               0.54%
DELAWARE VIP(R) TRUST-- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series.........       --            0.81%        --               0.81%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS--
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................       --            0.89%        --               0.89%
 Dynamic Capital Appreciation Portfolio+........       --            1.07%        --               1.07%
 Mid Cap Portfolio..............................       --            0.90%        --               0.90%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST-- CLASS 2
 Templeton Developing Markets Securities
  Fund..........................................       --            1.60%        --               1.60%
 Templeton Foreign Securities Fund..............       --            1.04%        --               1.04%
JANUS ASPEN SERIES-- SERVICE SHARES
 Enterprise Portfolio...........................       --            0.94%        --               0.94%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio-- Class I+..........................       --            0.81%      0.00%              0.81%
 ClearBridge Variable All Cap Value
  Portfolio-- Class I...........................       --            0.81%      0.00%              0.81%
 ClearBridge Variable Appreciation
  Portfolio-- Class I...........................       --            0.76%      0.00%              0.76%
 ClearBridge Variable Equity Income
  Portfolio-- Class I+..........................       --            0.82%      0.00%              0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio-- Class I...........................       --            0.88%      0.00%              0.88%
 ClearBridge Variable Large Cap Value
  Portfolio-- Class I...........................       --            0.74%      0.00%              0.74%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 ClearBridge Variable Small Cap Growth
  Portfolio-- Class I.............................    0.75%       --             0.11%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................    0.71%       --             0.22%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio.......................................    0.60%       --             0.12%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio-- Class A.........    0.60%       --             0.05%
 BlackRock Large Cap Core Portfolio--
  Class E.........................................    0.59%     0.15%            0.05%
 Clarion Global Real Estate Portfolio--
  Class A.........................................    0.60%       --             0.06%
 Harris Oakmark International Portfolio--
  Class A.........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio-- Class B.............    0.57%     0.25%            0.03%
 Invesco Small Cap Growth Portfolio--
  Class A.........................................    0.85%       --             0.02%
 Janus Forty Portfolio-- Class A..................    0.63%       --             0.03%
 JPMorgan Small Cap Value Portfolio--
  Class A.........................................    0.78%       --             0.06%
 Lord Abbett Bond Debenture Portfolio--
  Class A.........................................    0.51%       --             0.03%
 Lord Abbett Mid Cap Value Portfolio--
  Class B.........................................    0.65%     0.25%            0.04%
 MetLife Aggressive Strategy Portfolio--
  Class B.........................................    0.09%     0.25%            0.01%
 MFS(R) Emerging Markets Equity Portfolio--
  Class A+........................................    0.91%       --             0.16%
 MFS(R) Research International Portfolio--
  Class B+........................................    0.68%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio-- Class B+............................    0.65%     0.25%            0.07%
 Oppenheimer Global Equity Portfolio--
  Class B.........................................    0.67%     0.25%            0.09%
 PIMCO Inflation Protected Bond
  Portfolio-- Class A.............................    0.47%       --             0.11%
 PIMCO Total Return Portfolio-- Class B...........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio-- Class A.................    0.64%       --             0.04%
 Pioneer Strategic Income Portfolio--
  Class A.........................................    0.57%       --             0.06%
 T. Rowe Price Large Cap Value Portfolio--
  Class B.........................................    0.57%     0.25%            0.02%
 Third Avenue Small Cap Value Portfolio--
  Class B.........................................    0.74%     0.25%            0.03%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio--
  Class A.........................................    0.25%       --             0.04%
 BlackRock Bond Income Portfolio--
  Class A.........................................    0.32%       --             0.04%
 BlackRock Capital Appreciation Portfolio--
  Class A.........................................    0.70%       --             0.03%
 BlackRock Diversified Portfolio-- Class A........    0.46%       --             0.07%
 BlackRock Money Market Portfolio--
  Class A.........................................    0.33%       --             0.02%
 Davis Venture Value Portfolio-- Class A..........    0.70%       --             0.03%
 Frontier Mid Cap Growth Portfolio--
  Class D.........................................    0.73%     0.10%            0.05%
 Jennison Growth Portfolio-- Class B+.............    0.61%     0.25%            0.03%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- -----------
 ClearBridge Variable Small Cap Growth
  Portfolio-- Class I.............................   --                0.86%      0.00%              0.86%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................   --                0.93%      0.00%              0.93%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income
  Portfolio.......................................   --                0.72%      0.00%              0.72%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio-- Class A......... 0.01%               0.66%        --               0.66%
 BlackRock Large Cap Core Portfolio--
  Class E.........................................   --                0.79%      0.01%              0.78%
 Clarion Global Real Estate Portfolio--
  Class A.........................................   --                0.66%        --               0.66%
 Harris Oakmark International Portfolio--
  Class A.........................................   --                0.83%      0.02%              0.81%
 Invesco Comstock Portfolio-- Class B.............   --                0.85%      0.02%              0.83%
 Invesco Small Cap Growth Portfolio--
  Class A.........................................   --                0.87%      0.01%              0.86%
 Janus Forty Portfolio-- Class A..................   --                0.66%      0.01%              0.65%
 JPMorgan Small Cap Value Portfolio--
  Class A.........................................   --                0.84%      0.09%              0.75%
 Lord Abbett Bond Debenture Portfolio--
  Class A.........................................   --                0.54%        --               0.54%
 Lord Abbett Mid Cap Value Portfolio--
  Class B......................................... 0.06%               1.00%      0.00%              1.00%
 MetLife Aggressive Strategy Portfolio--
  Class B......................................... 0.72%               1.07%        --               1.07%
 MFS(R) Emerging Markets Equity Portfolio--
  Class A+........................................   --                1.07%      0.02%              1.05%
 MFS(R) Research International Portfolio--
  Class B+........................................   --                1.00%      0.05%              0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio-- Class B+............................   --                0.97%      0.01%              0.96%
 Oppenheimer Global Equity Portfolio--
  Class B.........................................   --                1.01%      0.02%              0.99%
 PIMCO Inflation Protected Bond
  Portfolio-- Class A.............................   --                0.58%        --               0.58%
 PIMCO Total Return Portfolio-- Class B...........   --                0.76%        --               0.76%
 Pioneer Fund Portfolio-- Class A.................   --                0.68%      0.03%              0.65%
 Pioneer Strategic Income Portfolio--
  Class A.........................................   --                0.63%        --               0.63%
 T. Rowe Price Large Cap Value Portfolio--
  Class B.........................................   --                0.84%        --               0.84%
 Third Avenue Small Cap Value Portfolio--
  Class B.........................................   --                1.02%      0.01%              1.01%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio--
  Class A.........................................   --                0.29%      0.01%              0.28%
 BlackRock Bond Income Portfolio--
  Class A.........................................   --                0.36%      0.00%              0.36%
 BlackRock Capital Appreciation Portfolio--
  Class A.........................................   --                0.73%      0.01%              0.72%
 BlackRock Diversified Portfolio-- Class A........   --                0.53%        --               0.53%
 BlackRock Money Market Portfolio--
  Class A.........................................   --                0.35%      0.01%              0.34%
 Davis Venture Value Portfolio-- Class A..........   --                0.73%      0.05%              0.68%
 Frontier Mid Cap Growth Portfolio--
  Class D.........................................   --                0.88%      0.02%              0.86%
 Jennison Growth Portfolio-- Class B+.............   --                0.89%      0.07%              0.82%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 MetLife Conservative Allocation Portfolio--
  Class B.........................................    0.09%     0.25%          0.02%
 MetLife Conservative to Moderate
  Allocation Portfolio-- Class B..................    0.07%     0.25%          0.01%
 MetLife Moderate Allocation Portfolio--
  Class B.........................................    0.06%     0.25%            --
 MetLife Moderate to Aggressive Allocation
  Portfolio-- Class B.............................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio-- Class A..........    0.25%       --           0.03%
 MFS(R) Total Return Portfolio-- Class F..........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio-- Class A.................    0.70%       --           0.03%
 MSCI EAFE(R) Index Portfolio-- Class A...........    0.30%       --           0.11%
 Neuberger Berman Genesis Portfolio--
  Class A.........................................    0.82%       --           0.04%
 Russell 2000(R) Index Portfolio-- Class A........    0.25%       --           0.08%
 T. Rowe Price Small Cap Growth
  Portfolio-- Class B.............................    0.49%     0.25%          0.06%
 Western Asset Management
  U.S. Government Portfolio-- Class A.............    0.47%       --           0.03%
WELLS FARGO VARIABLE TRUST-- CLASS 2
 VT Small Cap Value Fund+.........................    0.75%     0.25%          0.34%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- -----------
 MetLife Conservative Allocation Portfolio--
  Class B......................................... 0.54%               0.90%      0.01%              0.89%
 MetLife Conservative to Moderate
  Allocation Portfolio-- Class B.................. 0.58%               0.91%      0.00%              0.91%
 MetLife Moderate Allocation Portfolio--
  Class B......................................... 0.63%               0.94%      0.00%              0.94%
 MetLife Moderate to Aggressive Allocation
  Portfolio-- Class B............................. 0.67%               0.99%      0.00%              0.99%
 MetLife Stock Index Portfolio-- Class A..........   --                0.28%      0.01%              0.27%
 MFS(R) Total Return Portfolio-- Class F..........   --                0.80%        --               0.80%
 MFS(R) Value Portfolio-- Class A.................   --                0.73%      0.13%              0.60%
 MSCI EAFE(R) Index Portfolio-- Class A........... 0.01%               0.42%      0.00%              0.42%
 Neuberger Berman Genesis Portfolio--
  Class A.........................................   --                0.86%      0.01%              0.85%
 Russell 2000(R) Index Portfolio-- Class A........ 0.09%               0.42%      0.00%              0.42%
 T. Rowe Price Small Cap Growth
  Portfolio-- Class B.............................   --                0.80%        --               0.80%
 Western Asset Management
  U.S. Government Portfolio-- Class A.............   --                0.50%      0.02%              0.48%
WELLS FARGO VARIABLE TRUST-- CLASS 2
 VT Small Cap Value Fund+......................... 0.01%               1.35%      0.20%              1.15%



+ Not available under all Contracts. Availability depends on Contract issue date.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



EXAMPLE


The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes that You have elected the Optional Death Benefit and that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if You do not elect the Optional Death Benefit.

                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $804    $1,162    $1,595     $3,156     $304      $892    $1,505    $3,156
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $673    $  764    $  928     $1,809     $173      $494    $  838    $1,809


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.


The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or Plan administrator to exercise certain rights. We may rely on Your employer's or Plan administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to the retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.



403(B) PLAN TERMINATIONS


Upon a 403(b) Plan termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties, (See "Federal Tax Considerations".) Contract surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct Us to make, at a minimum, a direct transfer to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition We will rely on You to provide certain information that would otherwise be provided to Us by the employer or Plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a tax sheltered annuity ERISA Plan.

                             THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
MetLife Retirement Account Annuity is a Contract between the Contract Owner and the Company. This is the prospectus-- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your investment professional may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the Standard and Optional Death Benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional Death Benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options. We may also offer a Fixed Account option. Where permitted by law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Conservation Credits, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

Purchase of this Contract through a tax-qualified retirement Plan or IRA does not provide any additional tax deferral benefits beyond those provided by the Plan or the IRA. Accordingly, if You are purchasing this Contract through a Plan or IRA, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CIVIL UNIONS

Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act or other applicable federal law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of Annuity products that provide benefits based upon status of a spouse should consult a tax adviser.

NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. No additional payments are allowed if this Contract is purchased with a Beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, We may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with Our prior consent. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money"). Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Conservation Credits.

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


PURCHASE PAYMENTS-- SECTION 403(B) PLANS


The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


PURCHASE PAYMENT CONSERVATION CREDITS


If, for an additional charge, You select the Optional Death Benefit, We will add a credit to Your Contract with each Purchase Payment. Each credit is added to the Contract Value when the corresponding Purchase Payment is applied, and will equal 2% of each Purchase Payment. These credits are applied pro rata to the same Funding Options to which Your Purchase Payment was applied. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Conservation Credits.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Conservation Credits may more than offset the Purchase Payment Conservation Credits and related earnings. You should consider this possibility before purchasing the Optional Death Benefit.


CONSERVATION CREDIT


If You are purchasing this Contract with funds from another Contract issued by Us or Our affiliates, You may receive a conservation credit to Your Purchase Payments. If applied, We will determine the amount of such credit.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or Transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. ( See "Fee Table-- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.





             FUNDING OPTION                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
DELAWARE VIP(R) TRUST-- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value         Seeks capital appreciation.             Delaware Management Company
 Series
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS-- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio+                                                                     Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST-- CLASS 2
Templeton Developing Markets            Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Securities Fund
Templeton Foreign Securities Fund       Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES-- SERVICE SHARES
Enterprise Portfolio                    Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I+                                                    LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable All Cap Value      Seeks long-term capital growth.         Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                    Current income is a secondary           LLC
                                        consideration.                          Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term appreciation of         Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                    capital.                                LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

             FUNDING OPTION                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- -------------------------------------
ClearBridge Variable Equity Income       Seeks a high level of current income.    Legg Mason Partners Fund Advisor,
 Portfolio-- Class I+                    Long-term capital appreciation is a      LLC
                                         secondary objective.                     Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                       LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap Value     Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                     Current income is a secondary            LLC
                                         objective.                               Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Small Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                       LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
Legg Mason Investment Counsel            Seeks capital appreciation and           Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio     retention of net investment income.      LLC
                                                                                  Subadviser: Legg Mason Investment
                                                                                  Counsel, LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
Western Asset Variable High Income       Seeks high current income as its         Legg Mason Partners Fund Advisor,
 Portfolio                               primary objective and capital            LLC
                                         appreciation as its secondary            Subadvisers: Western Asset
                                         objective.                               Management Company; Western
                                                                                  Asset Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio--         Seeks to maximize total return,          MetLife Advisers, LLC
 Class A                                 consistent with income generation        Subadviser: BlackRock Financial
                                         and prudent investment management.       Management, Inc.
BlackRock Large Cap Core                 Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio-- Class E                                                              Subadviser: BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio--   Seeks total return through investment    MetLife Advisers, LLC
 Class A                                 in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                         both capital appreciation and current    LLC
                                         income.
Harris Oakmark International             Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio-- Class A                                                              Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio-- Class B     Seeks capital growth and income.         MetLife Advisers, LLC
                                                                                  Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth                 Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio-- Class A                                                              Subadviser: Invesco Advisers, Inc.
Janus Forty Portfolio-- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                  Subadviser: Janus Capital
                                                                                  Management LLC
JPMorgan Small Cap Value                 Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio-- Class A                                                              Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.

            FUNDING OPTION                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Lord Abbett Bond Debenture             Seeks high current income and the         MetLife Advisers, LLC
 Portfolio-- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
Lord Abbett Mid Cap Value              Seeks capital appreciation through        MetLife Advisers, LLC
 Portfolio-- Class B                   investments, primarily in equity          Subadviser: Lord, Abbett & Co. LLC
                                       securities, which are believed to be
                                       undervalued in the marketplace.
MetLife Aggressive Strategy            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio-- Class B
MFS(R) Emerging Markets Equity         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class A+                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class B+                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class B+                                                            Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio-- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio-- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio--         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
Pioneer Fund Portfolio-- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                       growth.                                   Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pioneer Strategic Income Portfolio--   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio-- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
Third Avenue Small Cap Value           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio-- Class B                                                             Subadviser: Third Avenue
                                                                                 Management LLC
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index          Seeks to track the performance of the     MetLife Advisers, LLC
 Portfolio-- Class A                   Barclays U.S. Aggregate Bond Index.       Subadviser: MetLife Investment
                                                                                 Management, LLC
BlackRock Bond Income Portfolio--      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio-- Class A                                                             Subadviser: BlackRock Advisors, LLC

              FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
----------------------------------------- ----------------------------------------- --------------------------------------
BlackRock Diversified Portfolio--         Seeks high total return while             MetLife Advisers, LLC
 Class A                                  attempting to limit investment risk       Subadviser: BlackRock Advisors, LLC
                                          and preserve capital.
BlackRock Money Market Portfolio--        Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                  consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                          capital.
Davis Venture Value Portfolio--           Seeks growth of capital.                  MetLife Advisers, LLC
 Class A                                                                            Subadviser: Davis Selected Advisers,
                                                                                    L.P.
Frontier Mid Cap Growth Portfolio--       Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio-- Class B+      Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
MetLife Conservative Allocation           Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio-- Class B                      with growth of capital as a secondary
                                          objective.
MetLife Conservative to Moderate          Seeks high total return in the form of    MetLife Advisers, LLC
 Allocation Portfolio-- Class B           income and growth of capital, with a
                                          greater emphasis on income.
MetLife Moderate Allocation               Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio-- Class B                      of current income and growth of
                                          capital, with a greater emphasis on
                                          growth of capital.
MetLife Moderate to Aggressive            Seeks growth of capital.                  MetLife Advisers, LLC
 Allocation Portfolio-- Class B
MetLife Stock Index Portfolio--           Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                  Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                          Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio-- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                          investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio-- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
MSCI EAFE(R) Index Portfolio-- Class A    Seeks to track the performance of the     MetLife Advisers, LLC
                                          MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                    Management, LLC
Neuberger Berman Genesis                  Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio-- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                    Management LLC
Russell 2000(R) Index Portfolio--         Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                  Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                    Management, LLC
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio-- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management                  Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio--              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                  and maintenance of liquidity.             Management Company

            FUNDING OPTION                       INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- ----------------------------------
WELLS FARGO VARIABLE TRUST-- CLASS 2
VT Small Cap Value Fund+               Seeks long-term capital appreciation.   Wells Fargo Funds Management, LLC
                                                                               Subadviser: Wells Capital
                                                                               Management Incorporated



+ Not available under all Contracts. Availability depends on Contract issue date.


Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B Additional Information Regarding the Underlying Funds".


UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":

MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
MetLife Aggressive Strategy Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.




                                 FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer Our Fixed Account as a Funding Option. Please see separate prospectus for more information.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;

   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.



WITHDRAWAL CHARGE


We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any applicable Purchase Payment Credits are withdrawn before they have been in the Contract for five years. We will assess the charge as a percentage of the Purchase Payment and any applicable Purchase Payment Credits withdrawn as follows:



     YEARS SINCE PURCHASE PAYMENT MADE
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years                1 year                5%
          1 year                2 years                4%
          2 years               3 years                3%
          3 years               4 years                2%
          4 years               5 years                1%
         5+ years                                      0%

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

   (a)        any Purchase Payments to which no withdrawal charge applies then


   (b) any remaining free withdrawal allowance (as described below) after reduction by the amount of (a), then

   (c) any Purchase Payments to which withdrawal charges apply (on a first-in, first-out basis) and, finally

   (d)        from any Contract earnings

Unless You instruct Us otherwise, We will deduct the withdrawal charge from the amount requested.

A withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

IF YOU DID NOT PURCHASE YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

   o   from payments We make due to the death of the Annuitant

   o if an Annuity payout has begun, other than the Liquidity Benefit Option (See "Liquidity Benefit")

   o from amounts withdrawn which are deposited to other contracts issued by Us or Our affiliates, subject to Our approval

   o except in Massachusetts, New York and Texas, if You are confined to an eligible nursing home, as described in Appendix G

IF YOU PURCHASED YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

   o   from payments We make due to the death of the Annuitant

   o   if an Annuity payout has begun

   o from amounts withdrawn which are deposited to other contracts issued by Us or Our affiliate, subject to Our approval

   o if withdrawals are taken as a minimum required distribution in order to satisfy federal income tax rules or withdrawals to avoid required federal income tax penalties with respect to only this Contract

   o   if withdrawals are taken due to a hardship, as defined under the Code

   o if withdrawals are taken due to a disability, as defined under the Code, of the Annuitant;

   o except in Massachusetts, New York and Texas, if You are confined to an eligible nursing home (Waiver of Withdrawal or Surrender Charge for Nursing Home Confinement Rider), as described in Appendix G (403(b) Plans only).

IF YOU PURCHASE YOUR CONTRACT UNDER A 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

   o from amounts withdrawn which are deposited to other investment vehicles, subject to Our approval

IF YOU PURCHASE ANY OTHER QUALIFIED CONTRACT, WE WILL NOT DEDUCT A WITHDRAWAL
CHARGE:

   o if withdrawals are taken as a minimum required distribution in order to satisfy federal income tax rules or withdrawals to avoid required federal income tax penalties (This exception only applies to amounts required to be distributed from this Contract.)

IF YOU PURCHASE YOUR CONTRACT UNDER A 457, 403(B) OR 401 QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

   o if permitted in Your state, if You make a direct transfer to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree.


FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year, You may withdraw up to 20% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


TRANSFER CHARGE


We reserve the right to assess a transfer charge of up to $10 on transfers exceeding 12 per year. We will notify You in writing at Your last known address at least 31 days before We impose any such transfer charge.


MORTALITY AND EXPENSE RISK CHARGE


Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 0.80% annually. If You choose the Optional Death Benefit, the M&E charge is 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.

FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


FLOOR BENEFIT


If You select the Variable Annuitization Floor Benefit, We deduct a charge upon election of this benefit. This charge compensates Us for guaranteeing a minimum Variable Annuity Payment regardless of the performance of the variable Funding Options You selected. This charge will vary based upon market conditions, but will never increase Your annual Separate Account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. Please refer to the "Payment Options" section for a description of this benefit.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. A chart in Appendix H shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a $10 fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)



RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Delaware VIP Small Cap Value Series, JP Morgan Small Cap Value Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Western Asset Variable High Income Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Wells Fargo VT Small Cap Value Fund-- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.


As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as frequent transfers when We monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.



DOLLAR COST AVERAGING

Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We will terminate your participation on the DCA Program upon notification of Your death.




                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------
Any time before the Maturity Date, You may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any Premium Tax not previously deducted. Unless You submit a Written
Request specifying the Fixed Account or Funding Option(s) from which We are to withdraw amounts, We will make the withdrawal on a pro rata basis. The Cash Surrender Value will be determined as of the close of business after We receive Your surrender request at Our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments You made. You may not make withdrawals during the Annuity Period.

For amounts allocated to the Funding Options, We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written request is received. For amounts allocated to the Fixed Account, We may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is Our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact You if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of Cash Surrender Value or a Contract Owner's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).


If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 591/2 , (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.



SYSTEMATIC WITHDRAWALS

Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals, You must have a Contract Value of at least $15,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).


Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, You may choose to participate in the Managed Distribution Program. At no cost to You, You may instruct Us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging Program will be permitted if You are participating in the Managed Distribution Program. We will discontinue making minimum distributions upon notification of Your death.

                             OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page). You have sole power to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary

If this Contract is purchased by a Beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot take a loan or make additional Purchase Payments.


BENEFICIARY


You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ANNUITANT


The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary, of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on our books and records, or to Our state of domicile. (Escheatment is the formal legal name of the process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.




                                 DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when You die.
At purchase, You elect either the Standard Death Benefit or the Optional Death Benefit. We calculate the death benefit at the close of the business day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of Beneficiary Contract continuance in Good Order ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE


STANDARD DEATH BENEFIT


 ANNUITANT'S AGE ON THE CONTRACT DATE                         DEATH BENEFIT PAYABLE
 On or Before Age 80                   Greater of:
                                       1)     Contract Value on the Death Report Date, or
                                       2)     Total Purchase Payments less the total amount of any partial
                                       ------
                                              surrenders (including associated charges, if any).
--------------------------------------        -------------------------------------------------------------
 After Age 80                          Contract Value less any applicable Premium Tax.

OPTIONAL DEATH BENEFIT AND CREDIT


The Optional Death Benefit and Credit varies depending on the Annuitant's age on the Contract Date.


 ANNUITANT'S AGE ON THE CONTRACT DATE                           DEATH BENEFIT PAYABLE
 Under Age 70                          Greater of:
                                       1)     Contract Value on the Death Report Date, or
                                       2)     Total Purchase Payments less the total of any withdrawals (and related charges); or
                                       3)     Maximum Step-Up death benefit value (described below) in effect
                                       ------
                                              on Death Report Date which are associated with Contract Date anniversaries beginning with the 5th, and ending with the last before the Annuitant's 76th birthday.
--------------------------------------        -----------------------------------------------------------------
 Age 70-75                             Greater of:
                                       1)     Contract Value on Death Report Date, or
                                       2)     Total Purchase Payments less the total of any withdrawals (and related charges); or
                                       3)     Step-Up death benefit value (described below) in effect on Death
                                       ------
                                              Report Date associated with the 5th Contract Date anniversary.
--------------------------------------        -----------------------------------------------------------------
 Age 76-80                             Greater of (1) or (2) above.
-------------------------------------- -------------------------------------------------------------------------
 Age over 80                           Contract Value on Death Report Date (less any applicable Premium
                                       Tax)

STEP-UP DEATH BENEFIT VALUE

We will establish a separate Step-Up death benefit value on the fifth Contract Date anniversary and on each subsequent Contract Date anniversary on or before the Death Report Date. The Step-Up death benefit value will initially equal the Contract Value on that anniversary. After a Step-Up death benefit value has been established, We will recalculate it each time a Purchase Payment is made or a withdrawal is taken until the Death Report Date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable Purchase Payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or partial surrender reductions occur.

PARTIAL SURRENDER REDUCTION. If You make a withdrawal, We will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume Your current Contract Value is $55,000. If Your Step-Up Value immediately prior to the withdrawal is $50,000, and You decide to make a withdrawal of $10,000, We would reduce the Step-Up Value as follows:

           50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume Your current Contract Value is $30,000. If Your Step-Up Value immediately prior to the withdrawal is $50,000, and You decide to make a withdrawal of $10,000, We would reduce the Step-Up Value as follows:

           50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.


PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (including transactions under a dollar cost averaging program, systematic withdrawal option and managed distribution program), We will cancel the request. As described above, the death benefit will be determined on the Death Report Date.


                                                                          MANDATORY
 BEFORE THE MATURITY DATE,                THE COMPANY WILL               PAYOUT RULES
   UPON THE DEATH OF THE                PAY THE PROCEEDS TO:                APPLY*
 OWNER/ANNUITANT            The Beneficiary (ies), or if none, to the   Yes
                            Contract Owner's estate.
 BENEFICIARY                No death proceeds are payable; Contract     N/A
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are payable; Contract     N/A
                            continues.

* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), Your Beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Code distribution requirements, rather than receive the death benefit in a lump-sum. If the Beneficiary chooses to continue the Contract, the Beneficiary can extend the payout phase of the Contract enabling the Beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Code.

If Your Beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the Funding Options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Funding Options, the Beneficiary bears the investment risk.

The Beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the Beneficiary cannot:

   o   take a loan

   o   make additional Purchase Payments

   o   transfer ownership of the Contract

The Beneficiary may also name his/her own Beneficiary ("succeeding Beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the Beneficiary's age on the Death Report Date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


PLANNED DEATH BENEFIT (INDIVIDUAL CONTRACTS ONLY)

You may request that rather than receive a lump-sum death benefit, the Beneficiary(ies) receive all or a portion of the death benefit proceeds either:


   o through an Annuity for life or a period that does not exceed the Beneficiary's life expectancy or

   o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater

You must make the planned death benefit request as well as any revocation of this request in writing. Upon Your death, Your Beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time We receive Due Proof of Death is less than $2,000, We will only pay a lump sum to the Beneficiary. If periodic payments due under the planned death benefit election are less than $100, We reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no Beneficiary is alive when death benefits become payable, We will pay the death benefit as provided in Your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect.


TOTAL CONTROL ACCOUNT

If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (Annuity options) or elect a lump-sum distribution. While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) You fully surrendered the

Contract; (2) We paid the proceeds to the Beneficiary before that date; or (3) You elected another date. Annuity Payments are a series of periodic payments
(a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor . We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after You purchase Your Contract. Unless You elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, You may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday, or to a later date with Our consent. You may use certain Annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or You may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.

These provisions are subject to the restrictions that may apply in Your state, restrictions imposed by Your selling firm and Our current established administrative procedures.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.


ALLOCATION OF ANNUITY


You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)

ANNUITIZATION CREDIT. This credit is applied to the Contract Value used to purchase one of the Annuity options described below. The credit equals 0.5% of Your Contract Value if You annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10. There is no credit applied to Contracts held less than 1 year.


VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. You may select an assumed daily net investment factor of 3.0% or 5.0% upon each full or partial annuitization. The Contract tables factor in an assumed net investment factor of 3.0% or 5.0%. We call this Your net investment rate. Your net investment rate of 3.0% or 5.0% corresponds to an annual interest rate of 3.0% or 5.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% or 5.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% or 5.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

If You have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage You elected.


LIQUIDITY BENEFIT


We offer a Liquidity Benefit if You select an Annuity option that guarantees You payments for a minimum period of time ("period certain"). Please see separate prospectus for more information.



                                PAYMENT OPTIONS
--------------------------------------------------------------------------------
ELECTION OF OPTIONS


While the Annuitant is alive, You can change Your Annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if You do not elect otherwise before the Maturity Date, We will pay You (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120, 180 or 240 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity-- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an Annuity option will be $2,000 unless We agree to a lesser amount. If any monthly periodic payment due is less than $100, We reserve the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, We will pay the amount due under the Contract in accordance with the Payment Option that You select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.


VARIABLE ANNUITIZATION FLOOR BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS). This benefit may not be available, or may only be available under certain Annuity options, if We determine market conditions so dictate. If available, We will guarantee that, regardless of the performance of the Funding Options selected by You, Your Annuity Payments will never be less than a certain percentage of Your first Annuity Payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if You are over age 80. Additionally, You must select from certain funds available under this guarantee. Currently, these funds are the MFS(R) Value Portfolio, BlackRock Bond Income Portfolio and the Western Asset Management U.S. Government Portfolio. We may, at Our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not available with the 5% ANIF under any option. If You select this benefit, You may not elect to liquidate any portion of Your Contract.


There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase Your annual Separate Account charge by more than 3% per year.

We reserve the right to restrict the amount of Contract Value to be annuitized under this benefit.

ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, We may pay all or any part of the Cash Surrender Value under one or more of the following Annuity options. Payments under the Annuity options are generally made on a monthly basis. We may offer additional options. Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of joint and survivor Annuity options and/or may also prohibit payments for as long as the owner's life in certain circumstances.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 3, or Option 4, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity-- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant, terminating with the last payment preceding death. While this option offers the maximum periodic payments, there is no assurance of a minimum number of payments nor a provision for a death benefit for Beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the Beneficiary designated.

Option 3 -- Joint and Last Survivor Life Annuity-- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, We will continue making payments to the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

Option 4 -- Joint and Last Survivor Life Annuity-- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. One of the two persons will be designated as the primary payee. The other will be designated as secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period (Term Certain). We will make periodic payments for the period selected. Please note that Option 5 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.

If You purchase the Contract as an IRA, and return it within the first seven days after delivery, or longer if Your state permits, We will refund Your Purchase Payment in full; during the remainder of the right to return period, We will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which We receive Your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, We will comply. Refer to Your Contract for any state-specific information.


TERMINATION


We reserve the right to terminate the Contract on any business day if the Contract Value as of that date is less than $2,000 and You have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after We have mailed notice of termination to Your last known address and to any assignee of record. If the Contract is terminated, We will pay You the Cash Surrender Value less any applicable Premium Tax,. In certain states, We may be required to pay You the Contract Value.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the participant and the Plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Contract Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, We will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each Funding Option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.


SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account Five for Variable Annuities ("Separate Account Five") and Separate Account Six for Variable Annuities ("Separate Account Six"). On December 8, 2008 Separate Account Five and Separate Account Six, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Our advertisements may show performance figures assuming that You do not elect any optional features. However, if You elect any optional features, they involve additional charges that will cause the performance of Your Funding Options to decrease. You may wish to speak with Your registered representative to obtain performance information specific to the optional features You may wish to select.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.

You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.


GENERAL


Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All tax-sheltered annuities ("TSAs"), IRAs (including Simplified Employee Pensions ("SEP"s), and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including TSAs, IRAs and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Annuity You purchase (e.g., IRA or TSA); and payment method or Annuity Payment type You elect. If You meet certain requirements Your designated Roth (or Roth IRA) earnings are free from federal income taxes.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.


WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:



                                             TYPE OF CONTRACT
                                                               401(K)   403(B) -TSA   IRA   SEP   NON-QUAL
 In a series of substantially equal payments made annually
 (or more frequently) for life or life expectancy (SEPP)        X1          X1        X     X        X
 After You die                                                   X          X         X     X        X
 After You become totally disabled (as defined in the Code)      X          X         X     X        X
 To pay deductible medical expenses                              X          X         X     X
 After Separation from service if You are over 55 at time of
 separation1                                                     X          X
 After December 31, 1999 for IRS levies                          X          X         X     X
 To pay medical insurance premiums if You are
 unemployed                                                                           X     X
 For qualified higher education expenses, or                                          X     X
 For qualified first time home purchases up to $10,000                                X     X
 Pursuant to qualified domestic relations orders                 X          X
 Certain immediate income annuities providing a series of
 substantially equal periodic payments made annually (or
 more frequently) over the specified payment period                                                  X

1. You must be separated from service at the time payments begin.


SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS


If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

SEPARATE ACCOUNT CHARGES


It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


QUALIFIED CONTRACTS--General



PURCHASE PAYMENTS


Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified Plan accounts and contracts: such transfers and rollovers are generally not subject to annual limitations on Purchase Payments.


WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or IRA. For 457(b) Plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) Plan maintained by a non-governmental employer.

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified employer Plans, an important exception is that Your account may be transferred pursuant to a qualified domestic relations order (QDRO).

Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.

Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA or eligible retirement Plan.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

For certain qualified employer Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to a Traditional IRA or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

   o   Withdrawals made to satisfy minimum distribution requirements

   o   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.


MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving retirement Plan withdrawals by April 1 of the latter of:

   o   the calendar year following the year in which You reach age 70 1/2 or


   o the calendar year following the calendar year You retire, provided You do not own more than 5% of Your employer.


For IRAs (including SEPs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each 403(b) arrangement, but then the aggregate amount of the required distribution may be taken under the tax law from any one or more of the Participant's several 403(b) arrangements. Otherwise, You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether Annuity Payments under a Variable Annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.

In general the amount of required minimum distribution (including death benefit distributions discussed below) must be calculated separately with respect to each IRA or SEP IRA, but then the aggregate amount of the required distribution may be generally taken under the tax law for the IRAs/SEP IRAs from any one or more of the taxpayer's IRAs/SEP IRAs.

Otherwise, You may not satisfy minimum distributions for one type of IRA or qualified Plan with distributions from an account or annuity contract under another type of IRA or qualified Plan (e.g. IRA and 403(b)).

In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2. Alternatively, if Your spouse is Your sole Beneficiary and Your Contract is an IRA, he or she may elect to rollover the death proceeds into his or her own IRA (or, if You meet certain requirements, a Roth IRA and pay tax on the taxable portion of the death proceeds in the year of the rollover) and treat the IRA (or Roth IRA) as his or her own.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.

If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Certain employer Plans (i.e. 401(a), 403(a), 403(b), and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If an IRA Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA or eligible retirement Plan, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.


INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.

Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax advisor prior to purchase of the Contract under any type of IRA, 403(b) arrangement or qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.



TAX SHELTERED ANNUITIES (TSAS ) (ERISA AND NON-ERISA) - 403(B)



Tax Sheltered Annuities fall under Section 403(b) of the Code ("403(b) arrangements"), which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

In general, contributions to Section 403(b) arrangements are subject to contribution limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

On July 26, 2007, final 403(b) regulations were issued by the U.S. Treasury which impact how We administer Your 403(b) Contract. In order to satisfy the 403(b) final regulations and prevent Your Contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at minimum, meet the following requirements: (1) the Plan must allow the exchange, (2) the exchange must not result in a reduction in the Participant or Beneficiary's accumulated benefit, (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the receiving contract to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult Your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.

WITHDRAWALS AND INCOME PAYMENTS

If You are under 59 1/2, You generally cannot withdraw money from Your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under 403(b) arrangements;

   o Relates to amounts that are not salary reduction elective deferrals if Your Plan allows it;

   o Occurs after You die, leave Your job or become disabled (as defined by the Code);

   o Is for financial hardship (but only to the extent of Purchase Payments) if Your Plan allows it;

   o Relates to distributions attributable to certain TSA Plan terminations if the conditions of the new income tax regulations are met;

   o   Relates to rollover or after-tax contributions; or

   o Is for the purchase of permissive service credit under a governmental defined benefit Plan.

Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from TSAs that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the Participant no earlier than upon the earlier of the Participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS

Employers that established and maintain a 403(b) Plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA Plan. In accordance with Our administrative procedures, We may permit these contributions to be made as Purchase Payments to a 403(b) Contract under the following conditions:

   o The employer maintaining the Plan has demonstrated to Our satisfaction that Designated Roth Accounts are permitted under the Plan.

   o In accordance with Our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   o All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

   o In accordance with Our procedures and in a form satisfactory to Us, We may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the Participant is making elective deferral contributions to the Contract.

   o Recently enacted legislation allows (but does not require) 403(b) Plans that offer designated Roth accounts to permit Participants to roll their non-Roth account assets into a designated Roth account under the same Plan, provided the non-Roth assets are distributable under the Plan and otherwise eligible for rollover.

   o No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   o If permitted under the federal tax law, We may permit both pre-tax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, We will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA Plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, We will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   o We may refuse to accept contributions made as rollovers and trustee-to trustee transfers, unless We are furnished with a breakdown as between Participant contributions and earnings at the time of the contribution.

You and Your employer should consult their own tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.


The IRS has indicated an intention to issue additional guidance addressing the potential for improper transfers of value to Roth accounts due to the allocation of Contract income, expenses, gains and losses. The IRS has not issued the additional guidance and, as a result, there is uncertainty regarding the status of Roth accounts and particularly Roth accounts under Annuity Contracts that allocate charges for guarantees. You should consult Your tax or legal counsel for advice relating to Roth accounts and other matters relating to the final Roth account regulations.



SECTION 403(B) COLLATERALIZED LOANS

If Your employer's Plan and TSA Contract permits loans, such loans will be made only from any fixed account value and only up to certain limits. In that case, We credit Your fixed account value up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate We charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from Your Contract and all of Your employer Plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your employer's Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of Your loan agreement and federal tax law could have adverse tax consequences. Consult Your tax adviser and read Your loan agreement and Contract prior to taking any loan.



INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")



TRADITIONAL IRAS, ROTH IRAS AND SEPS

The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. A Contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.

IRA Contracts may not invest in life insurance. The Contract offers death benefits and optional benefits that in some cases may exceed the greater of the Purchase Payments or the Account Value which could conceivably be characterized as life insurance.

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) Purchase Payments. Deductible or pre-tax Purchase Payments will be taxed when distributed from the Contract.

You must be both the Contract Owner and the Annuitant under the Contract. Your IRA Annuity is not forfeitable and You may not transfer, assign or pledge it to someone else. You are not permitted to borrow from the Contract. You can transfer Your IRA proceeds to a similar IRA or certain eligible retirement Plans of an employer without incurring federal income taxes if certain conditions are satisfied.

Consult Your tax adviser prior to the purchase of the Contract as a Traditional IRA, Roth IRA or SEP.


TRADITIONAL IRA ANNUITIES


PURCHASE PAYMENTS

Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which You attain age 69 1/2.


Except for permissible rollovers and direct transfers, Purchase Payments to Traditional and Roth IRAs for individuals under age 50 are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. For additional information see IRS Publication 590 available at

www.irs.gov.
-----------

   o Individuals age 50 or older can make an additional "catch-up" Purchase Payment (assuming the individual has sufficient compensation).

   o If You or Your spouse are an active Participant in a retirement Plan of an employer, Your deductible contributions may be limited.

   o Purchase Payments in excess of these amounts may be subject to a penalty tax.

   o If contributions are being made under a SEP or a SAR-SEP Plan of Your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's Plan.

   o These age and dollar limits do not apply to tax-free rollovers or transfers from other IRAs or other eligible retirement Plans.

   o If certain conditions are met, You can change Your Traditional IRA Purchase Payment to a Roth IRA before You file Your income tax return (including filing extensions).


WITHDRAWALS AND ANNUITY PAYMENTS

Withdrawals (other than tax free transfers or rollovers to other individual retirement arrangements or eligible retirement Plans) and Annuity Payments are included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based on a ratio of all non-deductible Purchase Payments to the total values of all Your Traditional IRAs. We withhold a portion of the amount of Your withdrawal for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code. Also see general section titled "Withdrawals" above.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2. Alternatively, if Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract.

Under federal tax rules, a same-sex spouse is treated as a non-spouse Beneficiary. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to stretch or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA account or IRA Annuity You owned, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.


ROTH IRA ANNUITIES


Roth IRAs are different from other IRAs because You have the opportunity to enjoy tax-free earnings. However, You can only make after-tax Purchase Payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA Purchase Payments for individuals under age 50 are non-deductible and are limited, in a manner similar to IRAs, to the lesser of 100% of compensation or the annual deductible IRA amount. This limit includes contributions to all Your Traditional and Roth IRAs for the year. Individuals age 50 or older can make an additional "catch- up" Purchase Payment each year (assuming the individual has sufficient compensation).

You may contribute up to the annual Purchase Payment limit if Your modified adjusted gross income does not exceed certain limits. Purchase Payments are phased out depending on Your modified adjusted gross income and Your filing status. See IRS Publication 590 available at www.irs.gov for additional
                                             -----------
information.

Further, with respect to Traditional IRA amounts which were converted to a Roth IRA, such conversion must have occurred at least five years prior to purchase of this Contract. Consult Your independent tax adviser.

Annual Purchase Payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA. You can contribute to a Roth IRA after age 70 1/2. If certain conditions are met, You can change Your Roth IRA contribution to a Traditional IRA before You file Your income return (including filing extensions).

Roth IRAs may also accept a rollover from other types of eligible retirement Plans (e.g., 403(b), 401(a), and 457(b) Plans of a state or local government employer) if Code requirements are met. The taxable portion of the proceeds are subject to income tax in the year the rollover distribution occurs unless it is from a designated Roth account.

If You exceed the Purchase Payment limits You may be subject to a tax penalty.


WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from federal income tax if they meet the following two requirements:

   o The withdrawal is made at least five taxable years after Your first Purchase Payment to a Roth IRA, And

   o The withdrawal is made: on or after the date You reach age 59 1/2; upon Your death or disability; or for a qualified first time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See Withdrawal chart above. Consult Your tax adviser to determine if an exception applies.

Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. Generally, You do not pay income tax on withdrawals of Purchase Payments. However, withdrawals of the taxable amounts converted from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless You meet an exception) if made within 5 taxable years of such conversion. See withdrawals chart above.

The order in which money is withdrawn from a Roth IRA is as follows (all Roth IRAs owned by a taxpayer are combined for withdrawal purposes):

   o The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA and rollovers of after-tax amounts from other Roth Plans. These are received tax and penalty free.

   o The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA or an eligible retirement Plan (other than a designated Roth account), on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the portion of the conversion/rollover contribution that was subject to income tax as a result of the conversion. As previously discussed, depending upon when it occurs, withdrawals of the taxable amounts converted may be subject to a penalty tax, or result in the acceleration of inclusion of income.

   o The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed; otherwise it is subject to federal income tax and an additional 10% penalty tax may apply if You are under age 59 1/2.

   o We may be required to withhold a portion of Your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.


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


CONVERSION

You may convert/rollover an existing Traditional IRA or an eligible retirement Plan (other than a designated Roth account) to a Roth IRA.

Except to the extent You have non-deductible contributions, the amount converted from an existing IRA or eligible retirement Plan (other than a designated Roth account) into a Roth IRA is taxable. Generally, the 10% withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

For conversions occurring in 2010, the taxable amount distributed (or treated as distributed) on 2010 and then converted into a Roth IRA may be included in Your taxable income ratably over 2011 and 2012 and does not have to be included in Your taxable income in 2010.

Caution: The IRS issued guidance in 2005 requiring the taxable amount converted be based on the fair market value of the entire Annuity contract being converted or redesignated into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits, including a market value adjustment, and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior 12 months period. Your Contract may include such benefits, and applicable charges. Accordingly, taxpayers considering redesignating a Traditional IRA Annuity into a Roth IRA Annuity should consult their own tax adviser prior to converting. The taxable amount may exceed the Account Value at date of conversion.

Amounts converted from a Traditional IRA or eligible retirement Plan (other than a designated Roth account) to a Roth IRA generally will be subject to income tax withholding. The amount withheld is determined by the Code.

If You mistakenly convert or otherwise wish to change Your Roth IRA contribution to a Traditional IRA contribution, the tax law allows You to reverse Your conversion provided You do so before You file Your tax return for the year of the contribution and if certain conditions are met.


REQUIRED DISTRIBUTIONS

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after Your death under Traditional IRAs do apply to Roth IRAs. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver

Note that where payments under a Roth immediate Annuity have begun prior to Your death the remaining interest in the Contract must be paid to Your designated Beneficiary by the end of the fifth year following Your death or over a period no longer than the Beneficiary's remaining life expectancy at the time You die.


DEATH BENEFITS

Generally, when You die We must make payment of Your entire interest by the December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death.

If Your spouse is Your Beneficiary, Your spouse may delay the start of required payments until December 31st of the year in which You would have reached age
70 1/2.

If Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to stretch or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


SEPS ANNUITIES



The Code provides certain contribution limitations and eligibility requirements under SEP arrangements. A SEP is an employer Plan with IRAs for each employee but contributions are not limited by IRA limitations. The employer may make the usual defined plan contributions (lesser of 25% of compensation or $51,000 for 2013). If it's a SAR-SEP, then the usual 401(k) limit applies ($17,500 for
2013).

PURCHASE PAYMENTS TO SEPS.


If contributions are being made under a SEP Plan of Your employer, amounts may be contributed as permitted by the Code and the terms of the employer's Plan.


WITHDRAWALS AND ANNUITY PAYMENTS

Withdrawals and Annuity Payments are included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based on a ratio of all non-deductible Purchase Payments to the total values of all Your Traditional IRAs (including SEPs and SIMPLE
IRAs).


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements Section for additional information).

If Your spouse is Your Beneficiary, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2. Alternatively, if Your spouse is Your Beneficiary, he or she may elect to continue as "Contract Owner" of the Contract and treat it as his/her own Traditional IRA (in the case of SEPs).

Under current federal tax rules, a same-sex spouse is treated as a non-spouse Beneficiary.


If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

If the Contract is issued in Your name after Your death for the benefit of Your designated Beneficiary with a Purchase Payment which is directly transferred to the Contract from another IRA account or IRA Annuity You owned, the death benefit must continue to be distributed to Your Beneficiary's Beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of Your Beneficiary's death.


401(K)

The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.

See the "General" and the "Qualified Contracts-- Generally" headings under this section for a brief description of the tax rules that apply to 401(k)s.


NON-QUALIFIED ANNUITIES

   o Purchase Payments to non-qualified Contracts are on an "after-tax" basis, so You only pay income taxes on Your earnings. Generally, these earnings are taxed when received from the Contract.

   o Under the Code, withdrawals need not be made by a particular age. However, it is possible that the IRS may determine that the Contract must be surrendered or Annuity Payments must commence by a certain age (e.g., 85 or older) or Your Contract may require that You commence payments by a certain age.

   o Your non-qualified Contract may be exchanged for another non-qualified Annuity or a qualified long-term care contract under Section 1035 without paying income taxes if certain Code requirements are met. Once Annuity Payments have commenced, You may not be able to transfer withdrawals to another non-qualified Annuity contract or a long-term care contract in a tax-free Section 1035 exchange.

   o Pursuant to IRS guidance, a direct transfer of less than the entire account value from one non-qualified annuity to another non-qualified annuity ("partial exchange") may be recharacterized by the IRS if there is a withdrawal or surrender within the 180 day period following the partial exchange. Certain exceptions may apply. It is not clear whether this guidance applies to a partial exchange involving qualified long-term care contracts. Consult you own independent tax adviser prior to a partial exchange.

   o Consult Your tax adviser prior to changing the Annuitant or prior to changing the date You determine to commence Annuity Payments if permitted under the terms of Your Contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of Annuity contracts.

   o Where otherwise permitted under the Contract, pledges, assignments and other types of transfers of all or a portion of Your Account Value generally result in the immediate taxation of the gain in Your Contract. This rule may not apply to certain transfers between spouses.

   o Contracts issued after October 21, 1988 by the same insurance company or affiliates to an owner in the same year are combined for tax purposes. As a result, a greater portion of Your withdrawals may be considered taxable income than You would otherwise expect.

   o When a non-natural person owns a non-qualified Contract, the Annuity will generally not be treated as an Annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an Annuity owned by a non-natural person as agent for an individual will be treated as an Annuity for tax purposes.

   o In those limited situations where the Annuity is beneficially owned by a non-natural person and the Annuity qualifies as such for federal income tax purposes, the entity may have a limited ability to deduct interest. Certain income annuities under Section 72(u)(4) of the Code purchased with a single payment consisting of substantially equal periodic payments with a Maturity Date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person.


PURCHASE PAYMENTS

Although the Code does not limit the amount of Your Purchase Payments, Your Contract may limit them.


PARTIAL AND FULL WITHDRAWALS

Generally, when You (or Your Beneficiary in the case of a death benefit) make a partial withdrawal from Your non-qualified Annuity, the Code treats such a partial withdrawal as: first coming from earnings (and thus subject to income tax); and then from Your Purchase Payments (which are not subject to income tax). This rule does not apply to payments made pursuant to an income pay-out option under Your Contract. In the case of a full withdrawal, the withdrawn amounts are treated as first coming from Your non-taxable return of Purchase Payments and then from taxable payment of earnings.


ANNUITY PAYMENTS

Annuity Payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as: a non-taxable return of Your Purchase Payments and a taxable payment of earnings.

Annuity Payments and amounts received on the exercise of a withdrawal or partial withdrawal option under Your non-qualified Annuity may not be transferred in a tax-free exchange into another Annuity contract. In accordance with Our procedures, such amounts will instead be taxable under the rules for Annuity Payments or withdrawals, whichever is applicable.

Generally, once the total amount treated as a return of Your Purchase Payment equals the amount of such Purchase Payment (reduced by any refund or guarantee feature as required by federal tax law), all remaining Annuity Payments are fully taxable. If You die before the Purchase Payment is returned, the unreturned amount may be deductible on Your final income tax return or deductible by Your Beneficiary if Annuity Payments continue after Your death. We will tell You what Your Purchase Payment was and to what extent an Annuity Payment includes a non-taxable return of Your Purchase Payment.

Starting in 2011, if Your Contract allows and You elect to apply less than the entire Account Value of Your Contract to a pay-out option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments You receive, provided the Annuity Option is for ten years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro-rata between the annuitized portion of the Contract and the portion that remains deferred. Consult Your tax adviser before You partially annuitize Your Contract.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable immediate Annuity where transfers/reallocations are permitted between Subaccounts or from a Subaccount into a fixed option.

We generally will tell You how much of each Annuity Payment is a return of non-taxable Purchase Payments. We will determine such excludable amount for each Annuity Payment under the Contract as a whole by using the rules applicable to Variable Annuity Payments in general (i.e., by dividing Your after-tax purchase price, as adjusted for any refund or guarantee feature by the number of expected Annuity Payments from the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified Contract is an amount greater (or lesser) than the taxable amount determined by Us and reported by Us to You and the IRS.

Generally, once the total amount treated as a non-taxable return of Your Purchase Payment equals Your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of Your Annuity Payment for income taxes, unless You elect otherwise. The amount We withhold is determined by the Code.

If the amount of Annuity Payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, You may generally elect the year in which to begin to apply this excess ratably to increase the excludable amount attributable to future years. Consult Your tax adviser as to the details and consequences of making such election. Also, consult Your tax adviser as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.



NEW MEDICARE TAX

Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from non-qualified Annuity contracts (as well as interest, dividends and certain other items).

The new 3.8% Medicare tax is imposed on the lesser of

   1. the taxpayer's "net investment income," (from non-qualified Annuities, interest, dividends, etc., offset by specified allowable deductions), or


   2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs and arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in Item 2.

The IRS has issued proposed guidance regarding this income surtax. You should consult your tax adviser regarding the applicability of this tax to income You would receive under this Annuity Contract.



DEATH BENEFITS

The death benefit under an Annuity is generally taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or Annuity Payments, whichever is applicable).

If You die before the Annuity starting date, as defined under Treasury Regulations, payments must begin for a period and in a manner allowed by the Code (and any regulations thereunder) to Your Beneficiary within one year of the date of Your death or, if not, payment of Your entire interest in the Contract must be made within five years of the date of Your death. If Your spouse is Your Beneficiary, he or she may elect to continue as Contract Owner.

If You die on or after the Annuity starting date, as defined under Treasury Regulations, payments must continue to be made at least as rapidly as before Your death in accordance with the Annuity Option selected.

If You die before all Purchase Payments are returned, the unreturned amount may be deductible on Your final income tax return or excluded from income by Your Beneficiary if Annuity Payments continue after Your death.

In the case of joint Contract Owners, the above rules will be applied on the death of any Contract Owner.

Where the Contract Owner is not a natural person, these rules will be applied on the death of any Annuitant (or on the change in Annuitant, if permitted under the Contract). Additionally, naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to stretch or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

If death benefit payments are being made to Your designated Beneficiary and he/she dies prior to receiving the entire remaining interest in the Contract, such remaining interest will be paid out at least as rapidly as under the distribution method being used at the time of Your designated Beneficiary's death.

After Your death, if Your designated Beneficiary dies prior to electing a method for the payment of the death benefit, the remaining interest in the Contract will be paid out in a lump sum. In all cases, such payments will be made within five years of the date of Your death.


DIVERSIFICATION

In order for Your non-qualified Contract to be considered an Annuity contract for federal income tax purposes, We must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that We satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract Owners of gains under their Contract.


INVESTOR CONTROL

In certain circumstances, owners of Variable Annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Funding Options available and the flexibility of the Contract Owner to allocate Purchase Payments and transfer amounts among the Funding Options have not been addressed in public rulings. While We believe that the Contract does not give the Contract Owner investment control over Separate Account assets, We reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of Your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

   o Possible taxation of transfers/reallocations between Subaccounts or transfers/reallocations from a Subaccount to a Fixed Account or Fixed Annuity option.

   o Possible taxation as if You were the Contract Owner of Your portion of the Separate Account's assets.

   o Possible limits on the number of Funding Options available or the frequency of transfers/reallocations among them.

We reserve the right to amend Your Contract where necessary to maintain its status as a Variable Annuity Contract under federal tax law and to protect You and other Contract Owners in the Subaccounts from adverse tax consequences.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.


GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.

Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.

From each Annuity Payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the Annuity's cost has been fully recovered, all of the Annuity Payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.


The 2011 PR Code provides an exclusion from gross income for amounts received as qualified retirement Annuity from a private employer due to separation from employment. The Annuity must be in connection with a qualified retirement plan established under the 2011 PR Code. The amount of the annual exclusion is $15,000 for retirees that are 60 years old or older and $11,000 for the other retirees. Such exclusion can be applied in conjunction with 3% inclusion gross income test described above.

The following examples illustrated the applicability of the exclusion. An Annuity was bought in 2005 for $10,000 consideration, payable in installments totalizing $18,000 annually. For the taxable year 2013, the 65 year old owner of the Annuity commenced receiving benefits thereunder. The first $15,000 are exempt and in relation to the other income (3% of $10,000). If the owner of the Annuity receives exempt amounts attributable to the consideration paid totaling $10,000, then all amounts the owner receives thereafter under the Annuity contract, which exceed the exclusion provided by the 2011 PR Code, would be included in gross income. Accordingly, if for the taxable year 2016, the $10,000 consideration was fully recovered, the owner would have to include in gross income only $3,000 because $15,000 would be exempt under the 2011 PR Code.



A VARIABLE ANNUITY CONTRACT UNDER NON-QUALIFIED PLANS

A Variable Annuity contract may be purchased by an employer under a non-qualified stock bonus, pension, profit-sharing or Annuity Plan. The employer may purchase the Annuity contract and transfer it to a trust created under the terms of the non-qualified plan or can make contributions to the non-qualified trust in order to provide (an) Annuity contract(s) for his employees.

The Purchase Payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust shall be included in the gross income of the employee, if his beneficial interest in the employer's contribution is non-forfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is non-forfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.

When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the Annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each Annuity payment received.

The contributions paid by the employer to or under the non-qualified plan for providing retirement benefits to the employees under an Annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are non-forfeitable at the time the contribution is made.

If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

A non-qualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting, and funding. Thus, non-qualified Annuity plans may be used by an employer to provide additional benefits to key employees.

Since a non-qualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.

A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

A Variable Annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an Annuity contract for an employee.

Qualified plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.

The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions


       The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year. The employer deduction limit for contributions to profit sharing and stock bonus qualified retirement plans was increased by the 2011 PR Code from 15% to 25% of the compensation otherwise paid or accrued during the taxable year.


b. Distributions

       The amount paid by the employer towards the purchase of the Variable Annuity contract or contributed to the trust for providing Variable Annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

       In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.

A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and (2) 10% of all plan's trust assets (calculated based on the average daily balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes Shares of stock of a Puerto Rico registered investment company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits.


In the case of distributions in the form of Annuity or installments as a result of separation from service, the amount that exceeds the sum of the annual exclusion of $15,000 for retirees that are 60 years old or older and $11,000 for other retirees plus the recovery of the consideration paid for the Annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.


The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

       Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account ('IRA") for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.


FINANCIAL STATEMENTS


The financial statements for the insurance Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900,

Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the

Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through

FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at

1-800-289-9999, or log on to www.finra.org. An investor brochure that includes
                             -------------
information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information-- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2012, as well as the range of additional compensation paid.)


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.

From time to time, MetLife pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. MetLife may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from MetLife. MetLife also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. MetLife may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, MetLife hires organizations to perform administrative services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the contract. MetLife also may retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. MetLife or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES AND

           METLIFE OF CT SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES)

                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account charge available under the Contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account charges.



                            MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (1/70)........................... 2007   1.086
                                                                              2006   1.000
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................ 2006   0.839
                                                                              2005   0.800
                                                                              2004   0.763
                                                                              2003   0.615
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01).... 2008   0.917
                                                                              2007   0.792
                                                                              2006   0.778
                                                                              2005   0.729
                                                                              2004   0.688
                                                                              2003   0.546
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04).................... 2012   1.476
                                                                              2011   1.633
                                                                              2010   1.473
                                                                              2009   1.044
                                                                              2008   1.708
                                                                              2007   1.499
                                                                              2006   1.255
                                                                              2005   1.109
                                                                              2004   1.000
 American Funds Growth Subaccount (Class 2) (5/04)........................... 2012   1.317
                                                                              2011   1.387
                                                                              2010   1.178
                                                                              2009   0.852
                                                                              2008   1.532
                                                                              2007   1.375
                                                                              2006   1.258
                                                                              2005   1.091
                                                                              2004   1.000
 American Funds Growth-Income Subaccount (Class 2) (5/04).................... 2012   1.170
                                                                              2011   1.201
                                                                              2010   1.086
                                                                              2009   0.834
                                                                              2008   1.353
                                                                              2007   1.299
                                                                              2006   1.136
                                                                              2005   1.082
                                                                              2004   1.000
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   0.700
                                                                              2005   0.597
                                                                              2004   0.503
                                                                              2003   0.406



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (1/70)........................... 1.166                      --
                                                                              1.086                      --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................ 0.883                      --
                                                                              0.839                      --
                                                                              0.800                 103,702
                                                                              0.763                 103,682
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01).... 0.876                      --
                                                                              0.917                   7,996
                                                                              0.792                      --
                                                                              0.778                      --
                                                                              0.729                      --
                                                                              0.688                      --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04).................... 1.795                  85,803
                                                                              1.476                 118,879
                                                                              1.633                 155,583
                                                                              1.473                 247,852
                                                                              1.044                 255,182
                                                                              1.708                 198,131
                                                                              1.499                 201,428
                                                                              1.255                 123,938
                                                                              1.109                  31,153
 American Funds Growth Subaccount (Class 2) (5/04)........................... 1.540                  53,899
                                                                              1.317                 125,250
                                                                              1.387                 198,840
                                                                              1.178                 236,099
                                                                              0.852                 259,445
                                                                              1.532                 401,723
                                                                              1.375                 300,904
                                                                              1.258                 272,838
                                                                              1.091                  31,126
 American Funds Growth-Income Subaccount (Class 2) (5/04).................... 1.363                 193,457
                                                                              1.170                 365,289
                                                                              1.201                 470,000
                                                                              1.086                 593,536
                                                                              0.834                 641,183
                                                                              1.353                 680,711
                                                                              1.299                 672,446
                                                                              1.136                 462,830
                                                                              1.082                 123,269
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 0.694                      --
                                                                              0.700               2,284,975
                                                                              0.597               1,842,685
                                                                              0.503               1,778,266

                          MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/99)............................... 2007   2.357
                                                                                       2006   1.793
                                                                                       2005   1.412
                                                                                       2004   1.140
                                                                                       2003   0.804
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (7/99)................................. 2006   2.517
                                                                                       2005   2.368
                                                                                       2004   1.816
                                                                                       2003   1.366
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (4/99)................... 2012   2.776
                                                                                       2011   2.836
                                                                                       2010   2.161
                                                                                       2009   1.653
                                                                                       2008   2.376
                                                                                       2007   2.565
                                                                                       2006   2.225
                                                                                       2005   2.050
                                                                                       2004   1.701
                                                                                       2003   1.208
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/99).......................... 2008   1.261
                                                                                       2007   1.187
                                                                                       2006   1.027
                                                                                       2005   0.992
                                                                                       2004   0.952
                                                                                       2003   0.792
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/99).................... 2008   1.433
                                                                                       2007   1.624
                                                                                       2006   1.577
                                                                                       2005   1.503
                                                                                       2004   1.360
                                                                                       2003   1.041
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)....................... 2012   1.575
                                                                                       2011   1.633
                                                                                       2010   1.408
                                                                                       2009   1.047
                                                                                       2008   1.842
                                                                                       2007   1.583
                                                                                       2006   1.432
                                                                                       2005   1.238
                                                                                       2004   1.083
                                                                                       2003   0.852
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 2012   1.224
                                                                                       2011   1.269
                                                                                       2010   1.084
                                                                                       2009   0.805
                                                                                       2008   1.383
                                                                                       2007   1.306
                                                                                       2006   1.157
                                                                                       2005   0.966
                                                                                       2004   0.962
                                                                                       2003   0.776
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................. 2012   2.187
                                                                                       2011   2.473
                                                                                       2010   1.939
                                                                                       2009   1.399
                                                                                       2008   2.334
                                                                                       2007   2.040
                                                                                       2006   1.830
                                                                                       2005   1.563
                                                                                       2004   1.264
                                                                                       2003   0.921
 VIP Asset Manager Subaccount (Service Class 2) (5/00)................................ 2006   1.019
                                                                                       2005   0.990
                                                                                       2004   0.949
                                                                                       2003   0.813



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/99)............................... 2.475                     --
                                                                                       2.357                 43,286
                                                                                       1.793                 52,655
                                                                                       1.412                 55,778
                                                                                       1.140                 57,669
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (7/99)................................. 3.312                     --
                                                                                       2.517                387,231
                                                                                       2.368                416,109
                                                                                       1.816                313,536
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (4/99)................... 3.136                 81,785
                                                                                       2.776                 84,927
                                                                                       2.836                148,671
                                                                                       2.161                150,085
                                                                                       1.653                181,430
                                                                                       2.376                262,100
                                                                                       2.565                326,585
                                                                                       2.225                315,886
                                                                                       2.050                226,147
                                                                                       1.701                199,663
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (3/99).......................... 1.210                     --
                                                                                       1.261                400,199
                                                                                       1.187                413,822
                                                                                       1.027                499,982
                                                                                       0.992                453,429
                                                                                       0.952                374,375
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/99).................... 1.356                     --
                                                                                       1.433                394,226
                                                                                       1.624                591,068
                                                                                       1.577                630,414
                                                                                       1.503                721,826
                                                                                       1.360                646,720
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)....................... 1.814                220,293
                                                                                       1.575                337,807
                                                                                       1.633                528,756
                                                                                       1.408                610,721
                                                                                       1.047                644,893
                                                                                       1.842                638,957
                                                                                       1.583                543,274
                                                                                       1.432                446,608
                                                                                       1.238                398,961
                                                                                       1.083                320,177
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)........ 1.484                  8,976
                                                                                       1.224                 14,225
                                                                                       1.269                 26,250
                                                                                       1.084                 14,225
                                                                                       0.805                 14,225
                                                                                       1.383                 14,225
                                                                                       1.306                 14,225
                                                                                       1.157                 25,996
                                                                                       0.966                 29,634
                                                                                       0.962                 18,807
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................. 2.486                218,214
                                                                                       2.187                302,884
                                                                                       2.473                420,616
                                                                                       1.939                481,497
                                                                                       1.399                525,624
                                                                                       2.334                586,405
                                                                                       2.040                639,427
                                                                                       1.830                620,450
                                                                                       1.563                273,675
                                                                                       1.264                151,306
 VIP Asset Manager Subaccount (Service Class 2) (5/00)................................ 1.057                     --
                                                                                       1.019                229,844
                                                                                       0.990                314,177
                                                                                       0.949                285,253

                        MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)...................... 2006   1.475
                                                                                   2005   1.345
                                                                                   2004   1.204
                                                                                   2003   1.000
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2012   1.980
                                                                                   2011   2.372
                                                                                   2010   2.034
                                                                                   2009   1.188
                                                                                   2008   2.532
                                                                                   2007   1.982
                                                                                   2006   1.560
                                                                                   2005   1.234
                                                                                   2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 2012   1.337
                                                                                   2011   1.508
                                                                                   2010   1.402
                                                                                   2009   1.032
                                                                                   2008   1.744
                                                                                   2007   1.523
                                                                                   2006   1.264
                                                                                   2005   1.156
                                                                                   2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)................... 2006   1.216
                                                                                   2005   1.126
                                                                                   2004   1.000
High Yield Bond Trust
 High Yield Bond Trust (5/99)..................................................... 2006   1.538
                                                                                   2005   1.530
                                                                                   2004   1.418
                                                                                   2003   1.107
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01).......................... 2006   1.154
                                                                                   2005   1.080
                                                                                   2004   1.005
                                                                                   2003   0.891
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)........................ 2012   1.287
                                                                                   2011   1.319
                                                                                   2010   1.059
                                                                                   2009   0.739
                                                                                   2008   1.327
                                                                                   2007   1.099
                                                                                   2006   0.978
                                                                                   2005   0.880
                                                                                   2004   0.736
                                                                                   2003   0.551
 Janus Aspen Worldwide Subaccount (Service Shares) (5/00)......................... 2008   0.767
                                                                                   2007   0.707
                                                                                   2006   0.604
                                                                                   2005   0.577
                                                                                   2004   0.556
                                                                                   2003   0.453
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04).................................... 2006   1.162
                                                                                   2005   1.127
                                                                                   2004   1.000
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   0.996
                                                                                   2006   0.935
                                                                                   2005   0.887
                                                                                   2004   0.869
                                                                                   2003   0.652
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)........ 2012   1.105



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)...................... 1.732                     --
                                                                                   1.475                 61,250
                                                                                   1.345                 29,698
                                                                                   1.204                 23,290
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/04)....... 2.223                 57,550
                                                                                   1.980                113,316
                                                                                   2.372                162,857
                                                                                   2.034                183,157
                                                                                   1.188                200,098
                                                                                   2.532                229,731
                                                                                   1.982                188,246
                                                                                   1.560                169,740
                                                                                   1.234                     --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................. 1.568                 74,301
                                                                                   1.337                152,790
                                                                                   1.508                153,807
                                                                                   1.402                213,398
                                                                                   1.032                219,281
                                                                                   1.744                307,793
                                                                                   1.523                354,212
                                                                                   1.264                293,548
                                                                                   1.156                 60,647
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/04)................... 1.470                     --
                                                                                   1.216                443,829
                                                                                   1.126                 95,793
High Yield Bond Trust
 High Yield Bond Trust (5/99)..................................................... 1.576                     --
                                                                                   1.538                476,850
                                                                                   1.530                468,961
                                                                                   1.418                408,800
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/01).......................... 1.195                     --
                                                                                   1.154                182,910
                                                                                   1.080                182,910
                                                                                   1.005                148,717
 Janus Aspen Enterprise Subaccount (Service Shares) (5/01)........................ 1.493                128,633
                                                                                   1.287                124,861
                                                                                   1.319                148,183
                                                                                   1.059                149,828
                                                                                   0.739                182,916
                                                                                   1.327                132,831
                                                                                   1.099                109,936
                                                                                   0.978                109,936
                                                                                   0.880                 64,111
                                                                                   0.736                  5,302
 Janus Aspen Worldwide Subaccount (Service Shares) (5/00)......................... 0.724                     --
                                                                                   0.767                137,374
                                                                                   0.707                159,300
                                                                                   0.604                260,004
                                                                                   0.577                309,658
                                                                                   0.556                324,972
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/04).................................... 1.314                     --
                                                                                   1.162                 10,343
                                                                                   1.127                     --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 1.063                     --
                                                                                   0.996                  1,526
                                                                                   0.935                  2,816
                                                                                   0.887                  2,816
                                                                                   0.869                     --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)........ 1.301                 86,605

                          MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
                                                                                      2011   1.087
                                                                                      2010   0.877
                                                                                      2009   0.657
                                                                                      2008   1.111
                                                                                      2007   1.103
                                                                                      2006   1.022
                                                                                      2005   0.923
                                                                                      2004   0.846
                                                                                      2003   0.634
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)................ 2012   1.260
                                                                                      2011   1.238
                                                                                      2010   1.108
                                                                                      2009   0.915
                                                                                      2008   1.305
                                                                                      2007   1.213
                                                                                      2006   1.065
                                                                                      2005   1.029
                                                                                      2004   0.954
                                                                                      2003   0.772
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)..................... 2011   0.964
                                                                                      2010   0.869
                                                                                      2009   0.717
                                                                                      2008   1.012
                                                                                      2007   0.959
                                                                                      2006   0.819
                                                                                      2005   0.828
                                                                                      2004   0.807
                                                                                      2003   0.659
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07)....... 2012   1.346
                                                                                      2011   1.257
                                                                                      2010   1.129
                                                                                      2009   0.926
                                                                                      2008   1.436
                                                                                      2007   1.422
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01)    2012   1.120
                                                                                      2011   1.204
                                                                                      2010   1.041
                                                                                      2009   0.811
                                                                                      2008   1.289
                                                                                      2007   1.283
                                                                                      2006   1.107
                                                                                      2005   1.065
                                                                                      2004   0.992
                                                                                      2003   0.722
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (3/99)............ 2012   1.053
                                                                                      2011   1.069
                                                                                      2010   0.981
                                                                                      2009   0.694
                                                                                      2008   1.116
                                                                                      2007   1.068
                                                                                      2006   1.030
                                                                                      2005   0.987
                                                                                      2004   0.991
                                                                                      2003   0.677
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (3/99)............. 2012   1.479
                                                                                      2011   1.421
                                                                                      2010   1.308
                                                                                      2009   1.059
                                                                                      2008   1.659
                                                                                      2007   1.609
                                                                                      2006   1.372
                                                                                      2005   1.298
                                                                                      2004   1.185
                                                                                      2003   0.903
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)............ 2012   1.406



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
                                                                                      1.105                 160,401
                                                                                      1.087                 245,214
                                                                                      0.877                 391,955
                                                                                      0.657                 459,813
                                                                                      1.111                 693,899
                                                                                      1.103               1,040,550
                                                                                      1.022               1,152,583
                                                                                      0.923               1,275,516
                                                                                      0.846               1,080,772
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)................ 1.450                  27,294
                                                                                      1.260                  16,073
                                                                                      1.238                  25,241
                                                                                      1.108                  34,845
                                                                                      0.915                  44,567
                                                                                      1.305                 141,356
                                                                                      1.213                 250,829
                                                                                      1.065                 318,152
                                                                                      1.029                 216,592
                                                                                      0.954                 145,202
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)..................... 1.050                      --
                                                                                      0.964                   6,530
                                                                                      0.869                   6,530
                                                                                      0.717                   6,645
                                                                                      1.012                   6,566
                                                                                      0.959                  28,177
                                                                                      0.819                  29,548
                                                                                      0.828                  29,548
                                                                                      0.807                  26,551
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07)....... 1.524                  13,170
                                                                                      1.346                  13,170
                                                                                      1.257                   8,727
                                                                                      1.129                   8,912
                                                                                      0.926                   5,033
                                                                                      1.436                   9,259
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01)    1.278                 272,389
                                                                                      1.120                 336,201
                                                                                      1.204                 341,927
                                                                                      1.041                 418,721
                                                                                      0.811                 525,631
                                                                                      1.289                 510,366
                                                                                      1.283                 563,757
                                                                                      1.107                 670,046
                                                                                      1.065                 787,696
                                                                                      0.992                 794,250
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (3/99)............ 1.257                  95,631
                                                                                      1.053                 117,355
                                                                                      1.069                 124,757
                                                                                      0.981                 152,634
                                                                                      0.694                 213,063
                                                                                      1.116                 253,432
                                                                                      1.068                 290,193
                                                                                      1.030                 322,563
                                                                                      0.987                 379,187
                                                                                      0.991                 420,200
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (3/99)............. 1.710                   9,028
                                                                                      1.479                  26,579
                                                                                      1.421                  42,831
                                                                                      1.308                  58,898
                                                                                      1.059                  69,357
                                                                                      1.659                  69,933
                                                                                      1.609                 122,704
                                                                                      1.372                 135,284
                                                                                      1.298                 156,443
                                                                                      1.185                 151,723
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)............ 1.666                   2,965

                       MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
                                                                                 2011   1.398
                                                                                 2010   1.126
                                                                                 2009   0.795
                                                                                 2008   1.352
                                                                                 2007   1.239
                                                                                 2006   1.107
                                                                                 2005   1.064
                                                                                 2004   0.932
                                                                                 2003   0.631
 LMPVET Equity Index Subaccount (Class II) (3/99)............................... 2009   0.721
                                                                                 2008   1.162
                                                                                 2007   1.117
                                                                                 2006   0.978
                                                                                 2005   0.945
                                                                                 2004   0.864
                                                                                 2003   0.682
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/99)......................................................................... 2011   0.950
                                                                                 2010   0.923
                                                                                 2009   0.723
                                                                                 2008   1.288
                                                                                 2007   1.221
                                                                                 2006   0.978
                                                                                 2005   0.883
                                                                                 2004   0.755
                                                                                 2003   0.597
 LMPVET Investment Counsel Variable Social Awareness Subaccount (3/99).......... 2012   1.123
                                                                                 2011   1.132
                                                                                 2010   1.018
                                                                                 2009   0.835
                                                                                 2008   1.125
                                                                                 2007   1.023
                                                                                 2006   0.957
                                                                                 2005   0.925
                                                                                 2004   0.877
                                                                                 2003   0.686
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   1.045
                                                                                 2010   0.965
                                                                                 2009   0.828
                                                                                 2008   1.059
                                                                                 2007   1.054
                                                                                 2006   1.020
                                                                                 2005   1.005
                                                                                 2004   1.001
                                                                                 2003   1.000
 LMPVIT Western Asset Variable High Income Subaccount (5/99).................... 2012   1.685
                                                                                 2011   1.658
                                                                                 2010   1.433
                                                                                 2009   0.903
                                                                                 2008   1.301
                                                                                 2007   1.307
                                                                                 2006   1.187
                                                                                 2005   1.166
                                                                                 2004   1.065
                                                                                 2003   0.842
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (3/99)..................................... 2007   1.931
                                                                                 2006   1.648
                                                                                 2005   1.596
                                                                                 2004   1.486
                                                                                 2003   1.077
 LMPVPI Total Return Subaccount (Class I) (3/99)................................ 2007   1.384
                                                                                 2006   1.239
                                                                                 2005   1.209
                                                                                 2004   1.121
                                                                                 2003   0.975
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01).............. 2007   1.318



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
                                                                                 1.406                   3,325
                                                                                 1.398                   3,706
                                                                                 1.126                  22,507
                                                                                 0.795                  15,752
                                                                                 1.352                  34,531
                                                                                 1.239                  21,260
                                                                                 1.107                  11,581
                                                                                 1.064                      --
                                                                                 0.932                      --
 LMPVET Equity Index Subaccount (Class II) (3/99)............................... 0.703                      --
                                                                                 0.721               1,104,097
                                                                                 1.162               1,593,670
                                                                                 1.117               2,082,600
                                                                                 0.978               2,202,778
                                                                                 0.945               2,040,084
                                                                                 0.864               1,846,133
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/99)......................................................................... 1.025                      --
                                                                                 0.950                  55,887
                                                                                 0.923                  61,767
                                                                                 0.723                  96,223
                                                                                 1.288                 103,913
                                                                                 1.221                 113,853
                                                                                 0.978                 148,656
                                                                                 0.883                 216,066
                                                                                 0.755                 185,520
 LMPVET Investment Counsel Variable Social Awareness Subaccount (3/99).......... 1.233                  46,460
                                                                                 1.123                  49,147
                                                                                 1.132                  73,971
                                                                                 1.018                  83,090
                                                                                 0.835                  86,288
                                                                                 1.125                 119,903
                                                                                 1.023                 164,290
                                                                                 0.957                 160,526
                                                                                 0.925                 228,757
                                                                                 0.877                 208,810
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 1.035                      --
                                                                                 1.045                  31,593
                                                                                 0.965                  58,560
                                                                                 0.828                  60,637
                                                                                 1.059                  58,097
                                                                                 1.054                  76,332
                                                                                 1.020                  65,137
                                                                                 1.005                  57,767
                                                                                 1.001                  13,265
 LMPVIT Western Asset Variable High Income Subaccount (5/99).................... 1.970                  49,037
                                                                                 1.685                  49,037
                                                                                 1.658                  77,806
                                                                                 1.433                  77,856
                                                                                 0.903                  79,229
                                                                                 1.301                  79,810
                                                                                 1.307                  87,030
                                                                                 1.187                 108,339
                                                                                 1.166                  75,946
                                                                                 1.065                  42,773
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (3/99)..................................... 2.031                      --
                                                                                 1.931                 205,419
                                                                                 1.648                 343,946
                                                                                 1.596                 349,707
                                                                                 1.486                 360,795
 LMPVPI Total Return Subaccount (Class I) (3/99)................................ 1.428                      --
                                                                                 1.384                  19,523
                                                                                 1.239                  23,410
                                                                                 1.209                  29,201
                                                                                 1.121                  13,990
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01).............. 1.410                      --

                                    MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
                                                                         2006   1.176           1.318                  38,721
                                                                         2005   1.130           1.176                  40,522
                                                                         2004   0.986           1.130                  32,478
                                                                         2003   0.700           0.986                      --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............. 2007   1.323           1.379                      --
                                                                         2006   1.138           1.323                 139,240
                                                                         2005   1.111           1.138                 116,362
                                                                         2004   1.000           1.111                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................. 2007   1.392           1.539                      --
                                                                         2006   1.251           1.392                  87,049
                                                                         2005   1.165           1.251                  97,239
                                                                         2004   1.000           1.165                  34,410
Managed Assets Trust
 Managed Assets Trust (3/99)............................................ 2006   1.243           1.286                      --
                                                                         2005   1.206           1.243               1,087,811
                                                                         2004   1.111           1.206                 987,899
                                                                         2003   0.918           1.111                 993,690
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (1/70)............ 2008   1.999           1.931                      --
                                                                         2007   1.899           1.999                 208,565
                                                                         2006   1.000           1.899                 263,548
 MIST BlackRock High Yield Subaccount (Class A) (4/07) *................ 2012   2.215           2.570                  83,060
                                                                         2011   2.176           2.215                 102,766
                                                                         2010   1.887           2.176                 182,571
                                                                         2009   1.291           1.887                 287,824
                                                                         2008   1.715           1.291                 286,945
                                                                         2007   1.752           1.715                 364,702
 MIST BlackRock Large Cap Core Subaccount (Class A) (1/70).............. 2007   1.130           1.188                      --
                                                                         2006   1.000           1.130                  47,332
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   0.975           1.097                  38,601
                                                                         2011   0.980           0.975                  39,102
                                                                         2010   0.878           0.980                  54,969
                                                                         2009   0.742           0.878                  57,568
                                                                         2008   1.193           0.742                  42,836
                                                                         2007   1.178           1.193                  52,037
 MIST Clarion Global Real Estate Subaccount (Class A) (4/07)............ 2012   0.874           1.094                 275,742
                                                                         2011   0.930           0.874                 369,626
                                                                         2010   0.806           0.930                 420,017
                                                                         2009   0.601           0.806                 494,529
                                                                         2008   1.037           0.601                 547,382
                                                                         2007   1.227           1.037                 695,134
                                                                         2006   1.000           1.227               1,052,085
 MIST Dreman Small Cap Value Subaccount (Class A) (1/70)................ 2012   1.058           1.213                   3,496
                                                                         2011   1.186           1.058                   3,496
                                                                         2010   1.000           1.186                   5,777
                                                                         2009   0.781           1.000                   5,777
                                                                         2008   1.053           0.781                   3,496
                                                                         2007   1.072           1.053                   3,496
                                                                         2006   1.000           1.072                      --
 MIST Harris Oakmark International Subaccount (Class A) (1/70) *........ 2012   1.186           1.524                  31,022
                                                                         2011   1.390           1.186                  31,111
                                                                         2010   1.201           1.390                  69,958
                                                                         2009   0.779           1.201                  72,274
                                                                         2008   1.324           0.779                  80,244
                                                                         2007   1.346           1.324                 110,975
                                                                         2006   1.000           1.346                  68,832
 MIST Invesco Small Cap Growth Subaccount (Class A) (1/70).............. 2012   1.139           1.339                      --
                                                                         2011   1.158           1.139                      --
                                                                         2010   0.923           1.158                  28,861
                                                                         2009   0.693           0.923                  28,861
                                                                         2008   1.138           0.693                  28,861
                                                                         2007   1.030           1.138                  48,872
                                                                         2006   1.000           1.030                      --
 MIST Janus Forty Subaccount (Class A) (1/70)........................... 2012   0.759           0.925                 664,644

                     MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
                                                                            2011   0.826
                                                                            2010   0.759
                                                                            2009   0.534
                                                                            2008   0.926
                                                                            2007   0.716
                                                                            2006   1.000
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (1/70)....... 2009   1.069
                                                                            2008   1.441
                                                                            2007   1.366
                                                                            2006   1.000
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (1/70)............... 2012   1.588
                                                                            2011   1.527
                                                                            2010   1.360
                                                                            2009   1.000
                                                                            2008   1.235
                                                                            2007   1.166
                                                                            2006   1.000
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07) *.............. 2012   1.261
                                                                            2011   1.320
                                                                            2010   1.060
                                                                            2009   0.845
                                                                            2008   1.390
                                                                            2007   1.523
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (1/70)............. 2009   0.641
                                                                            2008   1.126
                                                                            2007   1.015
                                                                            2006   1.000
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 2012   0.912
                                                                            2011   1.061
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2012   2.304
                                                                            2011   2.848
                                                                            2010   2.315
                                                                            2009   1.379
                                                                            2008   3.116
                                                                            2007   2.460
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 2012   1.214
                                                                            2011   1.370
                                                                            2010   1.240
                                                                            2009   0.950
                                                                            2008   1.662
                                                                            2007   1.574
 MIST MLA Mid Cap Subaccount (Class A) (4/07).............................. 2012   1.919
                                                                            2011   2.039
                                                                            2010   1.667
                                                                            2009   1.226
                                                                            2008   1.090
                                                                            2007   1.224
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............ 2012   0.988
                                                                            2011   1.070
                                                                            2010   0.817
                                                                            2009   0.524
                                                                            2008   0.938
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *......... 2012   1.424
                                                                            2011   1.288
                                                                            2010   1.202
                                                                            2009   1.024
                                                                            2008   1.105
                                                                            2007   1.038
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2012   1.861
                                                                            2011   1.819
                                                                            2010   1.695
                                                                            2009   1.513
 MIST Pioneer Fund Subaccount (Class A) (1/70)............................. 2012   0.953



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
                                                                            0.759                 809,377
                                                                            0.826                 986,450
                                                                            0.759               1,405,209
                                                                            0.534               1,822,392
                                                                            0.926               1,664,279
                                                                            0.716               2,214,320
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (1/70)....... 1.060                      --
                                                                            1.069                 541,314
                                                                            1.441                 713,853
                                                                            1.366                 969,775
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (1/70)............... 1.783                   3,338
                                                                            1.588                   3,338
                                                                            1.527                   3,338
                                                                            1.360                  81,483
                                                                            1.000                  51,346
                                                                            1.235                  42,953
                                                                            1.166                   5,612
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07) *.............. 1.435                   4,258
                                                                            1.261                   4,258
                                                                            1.320                   6,410
                                                                            1.060                  30,205
                                                                            0.845                  28,054
                                                                            1.390                  64,347
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (1/70)............. 0.611                      --
                                                                            0.641                  44,755
                                                                            1.126                  49,884
                                                                            1.015                  53,874
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 1.057                  23,011
                                                                            0.912                  23,011
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)........... 2.723                  16,666
                                                                            2.304                  32,149
                                                                            2.848                  36,581
                                                                            2.315                  23,125
                                                                            1.379                  46,184
                                                                            3.116                  41,536
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 1.405                  52,495
                                                                            1.214                  82,072
                                                                            1.370                  62,829
                                                                            1.240                  56,506
                                                                            0.950                  57,376
                                                                            1.662                  57,376
 MIST MLA Mid Cap Subaccount (Class A) (4/07).............................. 2.010                  36,991
                                                                            1.919                  50,969
                                                                            2.039                  80,550
                                                                            1.667                 135,814
                                                                            1.226                 191,471
                                                                            1.090                  33,322
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............ 1.071                  31,806
                                                                            0.988                  31,806
                                                                            1.070                  31,806
                                                                            0.817                  16,451
                                                                            0.524                   5,963
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *......... 1.544                 140,189
                                                                            1.424                 184,963
                                                                            1.288                 242,093
                                                                            1.202                 155,665
                                                                            1.024                 110,255
                                                                            1.105                  66,495
 MIST PIMCO Total Return Subaccount (Class B) (5/09)....................... 2.017                 445,129
                                                                            1.861                 584,600
                                                                            1.819                 800,955
                                                                            1.695                 779,649
 MIST Pioneer Fund Subaccount (Class A) (1/70)............................. 1.046                  38,326

                        MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
                                                                                  2011   1.007
                                                                                  2010   0.873
                                                                                  2009   0.710
                                                                                  2008   1.066
                                                                                  2007   1.024
                                                                                  2006   1.000
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (1/70).......................... 2007   1.118
                                                                                  2006   1.000
 MIST Pioneer Strategic Income Subaccount (Class A) (1/70)....................... 2012   2.171
                                                                                  2011   2.112
                                                                                  2010   1.898
                                                                                  2009   1.437
                                                                                  2008   1.623
                                                                                  2007   1.534
                                                                                  2006   1.000
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (1/70) *................ 2012   0.917
                                                                                  2011   0.963
                                                                                  2010   0.830
                                                                                  2009   0.707
                                                                                  2008   1.118
                                                                                  2007   1.083
                                                                                  2006   1.000
 MIST Third Avenue Small Cap Value Subaccount (Class B) (1/70) *................. 2012   1.212
                                                                                  2011   1.342
                                                                                  2010   1.128
                                                                                  2009   0.900
                                                                                  2008   1.292
                                                                                  2007   1.343
                                                                                  2006   1.000
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 2012   1.509
                                                                                  2011   1.544
                                                                                  2010   1.355
                                                                                  2009   1.080
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (3/99)................. 2007   1.425
                                                                                  2006   1.377
                                                                                  2005   1.360
                                                                                  2004   1.310
                                                                                  2003   1.251
 MetLife Investment International Stock Subaccount (Class I) (3/99).............. 2007   1.462
                                                                                  2006   1.165
                                                                                  2005   1.024
                                                                                  2004   0.899
                                                                                  2003   0.697
 MetLife Investment Large Company Stock Subaccount (Class I) (3/99).............. 2007   0.881
                                                                                  2006   0.789
                                                                                  2005   0.746
                                                                                  2004   0.683
                                                                                  2003   0.537
 MetLife Investment Small Company Stock Subaccount (Class I) (3/99).............. 2007   2.369
                                                                                  2006   2.101
                                                                                  2005   1.974
                                                                                  2004   1.732
                                                                                  2003   1.220
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2012   1.843
                                                                                  2011   1.728
                                                                                  2010   1.642
                                                                                  2009   1.574
                                                                                  2008   1.497
                                                                                  2007   1.476
 MSF BlackRock Aggressive Growth Subaccount (Class D) (1/70)..................... 2012   1.145
                                                                                  2011   1.191
                                                                                  2010   1.043
                                                                                  2009   0.704
                                                                                  2008   1.308
                                                                                  2007   1.095
                                                                                  2006   1.000



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
                                                                                  0.953                  44,664
                                                                                  1.007                  45,031
                                                                                  0.873                  45,363
                                                                                  0.710                  47,245
                                                                                  1.066                  73,922
                                                                                  1.024                  97,650
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (1/70).......................... 1.238                      --
                                                                                  1.118                      --
 MIST Pioneer Strategic Income Subaccount (Class A) (1/70)....................... 2.404                 109,464
                                                                                  2.171                 201,755
                                                                                  2.112                 305,299
                                                                                  1.898                 262,112
                                                                                  1.437                 280,945
                                                                                  1.623                 336,305
                                                                                  1.534                 364,640
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (1/70) *................ 1.074                 138,540
                                                                                  0.917                 154,134
                                                                                  0.963                 194,256
                                                                                  0.830                 255,568
                                                                                  0.707                 266,250
                                                                                  1.118                 304,362
                                                                                  1.083                 225,735
 MIST Third Avenue Small Cap Value Subaccount (Class B) (1/70) *................. 1.418                 137,120
                                                                                  1.212                 172,892
                                                                                  1.342                 242,108
                                                                                  1.128                 322,626
                                                                                  0.900                 336,398
                                                                                  1.292                 401,095
                                                                                  1.343                  43,659
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 1.774                  18,333
                                                                                  1.509                  26,695
                                                                                  1.544                  26,695
                                                                                  1.355                  26,695
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (3/99)................. 1.477                      --
                                                                                  1.425               5,738,300
                                                                                  1.377               6,140,150
                                                                                  1.360               4,879,858
                                                                                  1.310               3,623,933
 MetLife Investment International Stock Subaccount (Class I) (3/99).............. 1.576                      --
                                                                                  1.462               2,374,209
                                                                                  1.165               2,764,381
                                                                                  1.024               2,498,531
                                                                                  0.899               2,301,471
 MetLife Investment Large Company Stock Subaccount (Class I) (3/99).............. 0.924                      --
                                                                                  0.881               5,230,988
                                                                                  0.789               5,752,832
                                                                                  0.746               5,154,675
                                                                                  0.683               4,635,797
 MetLife Investment Small Company Stock Subaccount (Class I) (3/99).............. 2.376                      --
                                                                                  2.369                 999,605
                                                                                  2.101               1,094,314
                                                                                  1.974                 986,324
                                                                                  1.732                 928,057
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 1.899                 621,761
                                                                                  1.843                 744,863
                                                                                  1.728                 946,085
                                                                                  1.642               1,193,566
                                                                                  1.574               1,383,974
                                                                                  1.497               2,082,097
 MSF BlackRock Aggressive Growth Subaccount (Class D) (1/70)..................... 1.259                  68,136
                                                                                  1.145                  73,529
                                                                                  1.191                 140,083
                                                                                  1.043                 145,810
                                                                                  0.704                 176,598
                                                                                  1.308                 190,638
                                                                                  1.095                 210,894

                         MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MSF BlackRock Bond Income Subaccount (Class A) (1/70).............................. 2012   1.682
                                                                                     2011   1.591
                                                                                     2010   1.480
                                                                                     2009   1.363
                                                                                     2008   1.423
                                                                                     2007   1.349
                                                                                     2006   1.000
 MSF BlackRock Diversified Subaccount (Class A) (5/09).............................. 2012   1.406
                                                                                     2011   1.366
                                                                                     2010   1.256
                                                                                     2009   1.076
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 2012   0.798
                                                                                     2011   0.883
                                                                                     2010   0.743
                                                                                     2009   0.587
 MSF BlackRock Money Market Subaccount (Class A) (1/70)............................. 2012   1.248
                                                                                     2011   1.258
                                                                                     2010   1.268
                                                                                     2009   1.272
                                                                                     2008   1.247
                                                                                     2007   1.196
                                                                                     2006   1.000
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *..................... 2009   0.651
                                                                                     2008   1.098
                                                                                     2007   1.154
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 2012   1.036
                                                                                     2011   1.088
                                                                                     2010   0.980
                                                                                     2009   0.748
                                                                                     2008   1.205
 MSF FI Large Cap Subaccount (Class A) (1/70)....................................... 2009   0.546
                                                                                     2008   0.998
                                                                                     2007   0.968
                                                                                     2006   1.000
 MSF FI Value Leaders Subaccount (Class D) (1/70)................................... 2012   1.112
                                                                                     2011   1.196
                                                                                     2010   1.053
                                                                                     2009   0.872
                                                                                     2008   1.442
                                                                                     2007   1.396
                                                                                     2006   1.000
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 2012   0.889
                                                                                     2011   0.894
                                                                                     2010   0.810
                                                                                     2009   0.585
                                                                                     2008   0.879
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/70)...................... 2011   0.980
                                                                                     2010   0.854
                                                                                     2009   0.654
                                                                                     2008   1.108
                                                                                     2007   1.081
                                                                                     2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (1/70).................... 2012   1.246
                                                                                     2011   1.216
                                                                                     2010   1.114
                                                                                     2009   0.932
                                                                                     2008   1.097
                                                                                     2007   1.047
                                                                                     2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (1/70)........ 2012   1.159
                                                                                     2011   1.156
                                                                                     2010   1.045
                                                                                     2009   0.852
                                                                                     2008   1.095
                                                                                     2007   1.053
                                                                                     2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (1/70)........................ 2012   1.069



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MSF BlackRock Bond Income Subaccount (Class A) (1/70).............................. 1.794                 142,044
                                                                                     1.682                 214,501
                                                                                     1.591                 215,933
                                                                                     1.480                 321,376
                                                                                     1.363                 398,583
                                                                                     1.423                 422,549
                                                                                     1.349                 443,885
 MSF BlackRock Diversified Subaccount (Class A) (5/09).............................. 1.568                 261,055
                                                                                     1.406                 282,444
                                                                                     1.366                 443,410
                                                                                     1.256                 490,244
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 0.905                 280,129
                                                                                     0.798                 319,756
                                                                                     0.883                 490,573
                                                                                     0.743                 558,824
 MSF BlackRock Money Market Subaccount (Class A) (1/70)............................. 1.238                 196,863
                                                                                     1.248                 256,146
                                                                                     1.258                 417,679
                                                                                     1.268                 799,869
                                                                                     1.272                 912,074
                                                                                     1.247                 819,845
                                                                                     1.196                 864,472
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *..................... 0.646                      --
                                                                                     0.651                      --
                                                                                     1.098                      --
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 1.160                  80,955
                                                                                     1.036                 133,522
                                                                                     1.088                 252,976
                                                                                     0.980                 292,241
                                                                                     0.748                 284,521
 MSF FI Large Cap Subaccount (Class A) (1/70)....................................... 0.571                      --
                                                                                     0.546                 621,132
                                                                                     0.998                 744,398
                                                                                     0.968                 996,265
 MSF FI Value Leaders Subaccount (Class D) (1/70)................................... 1.276                 333,474
                                                                                     1.112                 513,974
                                                                                     1.196                 658,863
                                                                                     1.053                 712,351
                                                                                     0.872                 816,052
                                                                                     1.442               1,131,279
                                                                                     1.396               1,631,929
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 1.019                   7,996
                                                                                     0.889                   7,996
                                                                                     0.894                   7,996
                                                                                     0.810                   7,996
                                                                                     0.585                   7,996
 MSF MetLife Aggressive Allocation Subaccount (Class B) (1/70)...................... 1.064                      --
                                                                                     0.980                  23,011
                                                                                     0.854                  23,011
                                                                                     0.654                  64,958
                                                                                     1.108                  69,710
                                                                                     1.081                      --
 MSF MetLife Conservative Allocation Subaccount (Class B) (1/70).................... 1.349                  87,380
                                                                                     1.246                 118,708
                                                                                     1.216                 150,376
                                                                                     1.114                 249,694
                                                                                     0.932                 272,670
                                                                                     1.097                 475,083
                                                                                     1.047                      --
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (1/70)........ 1.281                 665,841
                                                                                     1.159                 976,247
                                                                                     1.156               1,540,765
                                                                                     1.045               2,354,070
                                                                                     0.852               3,167,724
                                                                                     1.095               2,886,642
                                                                                     1.053                  10,264
 MSF MetLife Moderate Allocation Subaccount (Class B) (1/70)........................ 1.201               1,693,377

                        MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
                                                                                  2011   1.093
                                                                                  2010   0.973
                                                                                  2009   0.776
                                                                                  2008   1.095
                                                                                  2007   1.058
                                                                                  2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (1/70)....... 2012   1.025
                                                                                  2011   1.074
                                                                                  2010   0.944
                                                                                  2009   0.737
                                                                                  2008   1.145
                                                                                  2007   1.112
                                                                                  2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *.......................... 2012   0.841
                                                                                  2011   0.832
                                                                                  2010   0.731
                                                                                  2009   0.583
                                                                                  2008   0.935
                                                                                  2007   0.942
 MSF MFS(R) Total Return Subaccount (Class F) (1/70)............................. 2012   1.610
                                                                                  2011   1.588
                                                                                  2010   1.457
                                                                                  2009   1.241
                                                                                  2008   1.610
                                                                                  2007   1.558
                                                                                  2006   1.000
 MSF MFS(R) Value Subaccount (Class A) (4/06).................................... 2012   1.357
                                                                                  2011   1.356
                                                                                  2010   1.227
                                                                                  2009   1.024
                                                                                  2008   1.529
                                                                                  2007   1.432
                                                                                  2006   1.000
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *........................... 2012   1.062
                                                                                  2011   1.223
                                                                                  2010   1.140
                                                                                  2009   0.893
                                                                                  2008   1.554
                                                                                  2007   1.591
 MSF Oppenheimer Global Equity Subaccount (Class B) (1/70) *..................... 2012   0.952
                                                                                  2011   1.047
                                                                                  2010   0.911
                                                                                  2009   0.657
                                                                                  2008   1.113
                                                                                  2007   1.056
                                                                                  2006   1.000
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *........................ 2012   2.332
                                                                                  2011   2.451
                                                                                  2010   1.946
                                                                                  2009   1.557
                                                                                  2008   2.360
                                                                                  2007   2.428
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2012   1.660
                                                                                  2011   1.650
                                                                                  2010   1.235
                                                                                  2009   0.898
                                                                                  2008   1.359
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (1/70)........ 2007   1.684
                                                                                  2006   1.000
 MSF Western Asset Management U.S. Government Subaccount (Class A) (1/70) *...... 2012   1.703
                                                                                  2011   1.625
                                                                                  2010   1.546
                                                                                  2009   1.491
                                                                                  2008   1.506
                                                                                  2007   1.453
                                                                                  2006   1.000
Money Market Portfolio
 Money Market Subaccount (4/99).................................................. 2006   1.151



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
                                                                                  1.069               1,960,489
                                                                                  1.093               2,095,407
                                                                                  0.973               2,493,846
                                                                                  0.776               2,873,729
                                                                                  1.095               2,846,726
                                                                                  1.058                      --
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (1/70)....... 1.174                 995,061
                                                                                  1.025               1,114,416
                                                                                  1.074               1,135,643
                                                                                  0.944               1,234,650
                                                                                  0.737               1,457,354
                                                                                  1.145               1,990,934
                                                                                  1.112                      --
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *.......................... 0.965               1,095,347
                                                                                  0.841               1,532,298
                                                                                  0.832               1,856,180
                                                                                  0.731               2,190,341
                                                                                  0.583               1,227,395
                                                                                  0.935               1,846,718
 MSF MFS(R) Total Return Subaccount (Class F) (1/70)............................. 1.778                 596,764
                                                                                  1.610                 741,145
                                                                                  1.588                 945,140
                                                                                  1.457               1,227,953
                                                                                  1.241               1,510,239
                                                                                  1.610               1,837,378
                                                                                  1.558               2,384,614
 MSF MFS(R) Value Subaccount (Class A) (4/06).................................... 1.570                  95,427
                                                                                  1.357                 156,764
                                                                                  1.356                 221,975
                                                                                  1.227                 310,762
                                                                                  1.024                 320,012
                                                                                  1.529                 274,421
                                                                                  1.432                 256,465
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *........................... 1.247                 318,028
                                                                                  1.062                 389,378
                                                                                  1.223                 468,222
                                                                                  1.140                 555,103
                                                                                  0.893                 655,499
                                                                                  1.554               1,020,290
 MSF Oppenheimer Global Equity Subaccount (Class B) (1/70) *..................... 1.144                 140,206
                                                                                  0.952                 160,109
                                                                                  1.047                 199,656
                                                                                  0.911                 269,282
                                                                                  0.657                 355,695
                                                                                  1.113                 575,683
                                                                                  1.056                 603,735
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *........................ 2.691                 190,501
                                                                                  2.332                 210,603
                                                                                  2.451                 242,297
                                                                                  1.946                 286,101
                                                                                  1.557                 342,711
                                                                                  2.360                 483,039
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 1.909                 177,030
                                                                                  1.660                 239,799
                                                                                  1.650                 271,252
                                                                                  1.235                 263,007
                                                                                  0.898                 290,835
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (1/70)........ 1.752                      --
                                                                                  1.684                 392,744
 MSF Western Asset Management U.S. Government Subaccount (Class A) (1/70) *...... 1.749                 287,569
                                                                                  1.703                 317,722
                                                                                  1.625                 373,035
                                                                                  1.546                 459,686
                                                                                  1.491                 630,731
                                                                                  1.506                 650,800
                                                                                  1.453                 829,418
Money Market Portfolio
 Money Market Subaccount (4/99).................................................. 1.164                      --

                                    MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
                                                                         2005   1.127           1.151               1,623,263
                                                                         2004   1.125           1.127               1,343,039
                                                                         2003   1.125           1.125               2,042,971
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)......... 2006   1.131           1.198                      --
                                                                         2005   1.078           1.131                  14,297
                                                                         2004   1.000           1.078                  10,342
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (7/05)......... 2007   1.011           1.034                      --
                                                                         2006   1.012           1.011                  72,677
                                                                         2005   1.008           1.012                  42,479
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.456           1.509                      --
                                                                         2008   1.401           1.456                 750,233
                                                                         2007   1.298           1.401                 457,308
                                                                         2006   1.260           1.298                 656,357
                                                                         2005   1.240           1.260                 692,935
                                                                         2004   1.192           1.240                 531,028
                                                                         2003   1.144           1.192                 391,427
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   1.012           0.941                      --
                                                                         2007   0.925           1.012                  11,671
                                                                         2006   0.839           0.925                  11,671
                                                                         2005   0.789           0.839                  11,671
                                                                         2004   0.739           0.789                  11,671
                                                                         2003   0.564           0.739                  11,671
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.457           1.582                      --
                                                                         2006   1.150           1.457                  65,112
                                                                         2005   1.033           1.150                  81,614
                                                                         2004   0.897           1.033                  91,730
                                                                         2003   0.703           0.897                  94,997
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   2.035           2.179                      --
                                                                         2006   1.749           2.035                 323,007
                                                                         2005   1.647           1.749                 396,869
                                                                         2004   1.315           1.647                 269,097
                                                                         2003   0.886           1.315                 216,542
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)................... 2006   0.957           1.022                      --
                                                                         2005   0.887           0.957                  58,585
                                                                         2004   0.840           0.887                  79,181
                                                                         2003   0.654           0.840                  35,106
 Travelers Convertible Securities Subaccount (5/04)..................... 2006   1.035           1.106                      --
                                                                         2005   1.040           1.035                   5,612
                                                                         2004   1.000           1.040                      --
 Travelers Disciplined Mid Cap Stock Subaccount (6/99).................. 2006   1.812           1.984                      --
                                                                         2005   1.625           1.812                 333,491
                                                                         2004   1.406           1.625                 346,328
                                                                         2003   1.060           1.406                 337,337
 Travelers Equity Income Subaccount (3/99).............................. 2006   1.285           1.354                      --
                                                                         2005   1.240           1.285               1,828,724
                                                                         2004   1.137           1.240               1,520,872
                                                                         2003   0.874           1.137               1,326,839
 Travelers Federated Stock Subaccount (4/99)............................ 2006   1.163           1.208                      --
                                                                         2005   1.113           1.163                  63,997
                                                                         2004   1.015           1.113                  64,259
                                                                         2003   0.802           1.015                  64,259
 Travelers Large Cap Subaccount (3/99).................................. 2006   0.919           0.949                      --
                                                                         2005   0.852           0.919                 611,994
                                                                         2004   0.807           0.852                 623,861
                                                                         2003   0.652           0.807                 621,409
 Travelers Mercury Large Cap Core Subaccount (3/99)..................... 2006   0.997           1.061                      --
                                                                         2005   0.897           0.997                  49,017
                                                                         2004   0.780           0.897                  15,265
                                                                         2003   0.649           0.780                  15,265
 Travelers MFS(R) Mid Cap Growth Subaccount (5/99)...................... 2006   1.052           1.116                      --

                                    MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2005   1.029           1.052                 246,885
                                                                          2004   0.909           1.029                 307,936
                                                                          2003   0.668           0.909                 304,034
 Travelers MFS(R) Total Return Subaccount (4/99)......................... 2006   1.400           1.449                      --
                                                                          2005   1.371           1.400               2,061,164
                                                                          2004   1.240           1.371               1,641,583
                                                                          2003   1.073           1.240               1,266,270
 Travelers MFS(R) Value Subaccount (5/04)................................ 2006   1.190           1.289                      --
                                                                          2005   1.127           1.190                 167,544
                                                                          2004   1.000           1.127                  21,046
 Travelers Mondrian International Stock Subaccount (4/99)................ 2006   1.055           1.215                      --
                                                                          2005   0.971           1.055                  86,559
                                                                          2004   0.846           0.971                  87,703
                                                                          2003   0.663           0.846                  63,756
 Travelers Pioneer Fund Subaccount (5/99)................................ 2006   0.890           0.947                      --
                                                                          2005   0.847           0.890                  99,481
                                                                          2004   0.768           0.847                 146,873
                                                                          2003   0.625           0.768                 170,073
 Travelers Pioneer Mid Cap Value Subaccount (1/70)....................... 2006   1.001           1.057                      --
                                                                          2005   1.000           1.001                      --
 Travelers Pioneer Strategic Income Subaccount (6/99).................... 2006   1.455           1.473                      --
                                                                          2005   1.415           1.455                 243,393
                                                                          2004   1.285           1.415                  81,279
                                                                          2003   1.084           1.285                  70,429
 Travelers Quality Bond Subaccount (3/99)................................ 2006   1.300           1.292                      --
                                                                          2005   1.290           1.300                 493,056
                                                                          2004   1.259           1.290                 468,725
                                                                          2003   1.186           1.259                 373,662
 Travelers Strategic Equity Subaccount (3/99)............................ 2006   0.871           0.911                      --
                                                                          2005   0.861           0.871                 649,068
                                                                          2004   0.787           0.861                 862,607
                                                                          2003   0.598           0.787                 929,358
 Travelers Style Focus Series: Small Cap Growth Subaccount (1/70)........ 2006   1.000           1.032                      --
                                                                          2005   1.000           1.000                      --
 Travelers Style Focus Series: Small Cap Value Subaccount (1/70)......... 2006   1.000           1.000                      --
                                                                          2005   1.000           1.000                      --
 Travelers U.S. Government Securities Subaccount (3/99).................. 2006   1.445           1.396                      --
                                                                          2005   1.396           1.445               1,144,943
                                                                          2004   1.326           1.396                 970,706
                                                                          2003   1.301           1.326                 970,322
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03).................... 2009   1.074           1.045                      --
                                                                          2008   1.687           1.074                  33,596
                                                                          2007   1.741           1.687                  45,628
                                                                          2006   1.512           1.741                  32,848
                                                                          2005   1.464           1.512                  47,018
                                                                          2004   1.257           1.464                  35,463
                                                                          2003   1.000           1.257                  15,449
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.584           0.600                      --
                                                                          2008   1.034           0.584                      --
                                                                          2007   0.926           1.034                      --
                                                                          2006   0.875           0.926                      --
                                                                          2005   0.817           0.875                      --
                                                                          2004   0.794           0.817                      --
                                                                          2003   0.637           0.794                      --
Wells Fargo Variable Trust
 Wells Fargo VT Small Cap Value Subaccount (7/99)........................ 2012   1.436           1.624                   6,351
                                                                          2011   1.561           1.436                   6,351
                                                                          2010   1.342           1.561                   6,351
                                                                          2009   0.845           1.342                   6,351
                                                                          2008   1.535           0.845                   6,351
                                                                          2007   1.559           1.535                   6,351
                                                                          2006   1.358           1.559                   6,351
                                                                          2005   1.175           1.358                  15,215
                                                                          2004   1.014           1.175                  15,215
                                                                          2003   0.739           1.014                  18,374

                                          MRA -- SEPARATE ACCOUNT CHARGES 1.25% 140 FL
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET Equity Index Subaccount (Class II) (3/99)........................ 2009   0.601           0.583           --
                                                                          2008   0.988           0.601           --
                                                                          2007   0.967           0.988           --
                                                                          2006   0.862           0.967           --
                                                                          2005   0.850           0.862           --
                                                                          2004   0.791           0.850           --
                                                                          2003   0.636           0.791           --
Met Investors Series Trust
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2012   1.112           1.183           --
                                                                          2011   1.227           1.112           --
                                                                          2010   0.954           1.227           --
                                                                          2009   0.623           0.954           --
                                                                          2008   1.130           0.623           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2012   1.455           1.548           --
                                                                          2011   1.448           1.455           --
                                                                          2010   1.374           1.448           --
                                                                          2009   1.242           1.374           --
 MIST Van Kampen Comstock Subaccount (Class B) (5/09).................... 2012   0.920           1.061           --
                                                                          2011   0.959           0.920           --
                                                                          2010   0.858           0.959           --
                                                                          2009   0.692           0.858           --
Metropolitan Series Fund
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2012   3.191           3.492           --
                                                                          2011   3.156           3.191           --
                                                                          2010   2.956           3.156           --
                                                                          2009   2.565           2.956           --
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)....... 2012   2.382           2.653           --
                                                                          2011   2.687           2.382           --
                                                                          2010   2.302           2.687           --
                                                                          2009   1.841           2.302           --
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2012   2.620           2.880           --
                                                                          2011   2.804           2.620           --
                                                                          2010   2.570           2.804           --
                                                                          2009   2.000           2.570           --
                                                                          2008   3.263           2.000           --
 MSF Jennison Growth Subaccount (Class B) (4/08)......................... 2012   1.078           1.213           --
                                                                          2011   1.105           1.078           --
                                                                          2010   1.019           1.105           --
                                                                          2009   0.750           1.019           --
                                                                          2008   1.140           0.750           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).......... 2012   1.507           1.701           --
                                                                          2011   1.525           1.507           --
                                                                          2010   1.163           1.525           --
                                                                          2009   0.861           1.163           --
                                                                          2008   1.320           0.861           --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/05, The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-Black Rock Money Market Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Met AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust - MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio Trust merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Mutual VIP REIT Series-Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products-Fidelity Asset Manager Portfolio-Service Class 2 was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Janus Aspen Balanced Portfolio-Service Shares was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Franklin Templeton Growth Securities Fund-Class 2 Shares was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products Fund-VIP Asset Manager Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

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                                  APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES




                        FORMER NAME                                                  NEW NAME
----------------------------------------------------------- ---------------------------------------------------------
MET INVESTORS SERIES TRUST                                  MET INVESTORS SERIES TRUST
 Lazard Mid Cap Portfolio- Class A                          MLA Mid Cap Portfolio- Class A
 Van Kampen Comstock Portfolio- Class B                     Invesco Comstock Portfolio- Class B
 Dreman Small Cap Value Portfolio- Class A                  JPMorgan Small Cap Value Portfolio- Class A
METROPOLITAN SERIES FUND                                    METROPOLITAN SERIES FUND
 BlackRock Aggressive Growth Portfolio- Class D             Frontier Mid Cap Growth Portfolio- Class D
 Barclays Capital Aggregate Bond Index Portfolio- Class A   Barclays Aggregate Bond Index Portfolio- Class A
 BlackRock Legacy Large Cap Growth Portfolio- Class A       BlackRock Capital Appreciation Portfolio- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Aggressive Growth          ClearBridge Variable Aggressive Growth Portfolio-
  Portfolio- Class I                                        Class I
 Legg Mason ClearBridge Variable Fundamental All Cap        ClearBridge Variable All Cap Value Portfolio- Class I
  Value Portfolio- Class I
 Legg Mason ClearBridge Variable Appreciation               ClearBridge Variable Appreciation Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Equity Income Builder      ClearBridge Variable Equity Income Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Large Cap Growth           ClearBridge Variable Large Cap Growth Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Large Cap Value            ClearBridge Variable Large Cap Value Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Small Cap Growth           ClearBridge Variable Small Cap Growth Portfolio-
  Portfolio- Class I                                        Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST                   LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Legg Mason Western Asset Variable High Income              Western Asset Variable High Income Portfolio
  Portfolio



UNDERLYING FUND MERGERS

The former Underlying Fund was merged with and into the new Underlying Fund.




             FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
----------------------------------------------- ---------------------------------------------
METROPOLITAN SERIES FUND                        METROPOLITAN SERIES FUND
 FI Value Leaders Portfolio- Class D            MFS(R) Value Portfolio- Class A
MET INVESTORS SERIES TRUST                      METROPOLITAN SERIES FUND
 MLA Mid Cap Portfolio- Class A                 Neuberger Berman Genesis Portfolio- Class A
METROPOLITAN SERIES FUND                        MET INVESTORS SERIES TRUST
 Oppenheimer Global Equity Portfolio- Class B   Oppenheimer Global Equity Portfolio- Class B




                                      B-1


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                                  APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                      PORTFOLIO/SERIES                      MARKETING NAME
----------------------------------------- ---------------------------------- -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund                 American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund                 American Funds Growth-Income
                                                                             Fund
American Funds Insurance Series(R)        Growth Fund                        American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio               Janus Aspen Series Enterprise
                                                                             Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio            Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Dynamic Capital Appreciation       Fidelity VIP Dynamic Capital
                                          Portfolio                          Appreciation Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio                  Fidelity VIP Mid Cap Portfolio

                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account


                                      C-1

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


                                  APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Calculation of Money Market Yield

       ERISA

       Taxes

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 21


                                      D-1

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


                                  APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

                                      E-1

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


                                  APPENDIX F
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.


   o   Barclays Aggregate Bond Index Portfolio

   o   BlackRock Money Market Portfolio

   o   Black Rock High Yield Portfolio

   o   BlackRock Bond Income Portfolio

   o   Western Asset High Income Portfolio

   o   Lord Abbett Bond Debenture Portfolio

   o   PIMCO Inflation Protection Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management U.S. Government Portfolio


                                      F-1

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


                                  APPENDIX G
--------------------------------------------------------------------------------
         WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT RIDER



                     NOT AVAILABLE UNDER SECTION 457 PLANS
        NOT AVAILABLE IF OWNER IS AGE 71 OR OLDER ON THE CONTRACT DATE.


       PLEASE REFER TO YOUR CONTRACT FOR STATE VARIATIONS OF THIS WAIVER.
              (NOT AVAILABLE IN MASSACHUSETTS, NEW YORK AND TEXAS)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, You may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to Us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

   (a) is Medicare approved as a provider of skilled nursing care services; and

   (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.


                                       OR

Meets all of the following standards:

   (a) is licensed as a nursing care facility by the state in which it is licensed;

   (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

   (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

   (d) provides, as a primary function, nursing care and room and board; and charges for these services;

   (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

   (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

   (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which We will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments and associated credits made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments and associated credits made on or after the Annuitant's 71st birthday.


We will pay any withdrawal requested under the scope of this waiver as soon as We receive proper written proof of Your claim, and We will pay the withdrawal in a lump sum. You should consult with Your personal tax adviser regarding the tax impact of any withdrawals taken from Your Contract.

                                      G-1

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


                                  APPENDIX H
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE



If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.



                           401(K)
                           KEOGH       403(B)      403(A)      457(B)       IRA      NON-QUALIFIES
                         CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS     CONTRACTS
                        ----------- ----------- ----------- ----------- ----------- --------------
California.............      0.5%        0.5%        0.5%       2.35%        0.5%        2.35%
Florida(1).............      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
Maine..................       --          --          --         2.0%         --          2.0%
Nevada.................       --          --          --         3.5%         --          3.5%
Puerto Rico(2).........      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
South Dakota(3)........       --          --          --        1.25%         --         1.25%
West Virginia..........      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
Wyoming................       --          --          --         1.0%         --          1.0%

------------
1  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 2 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
3 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

                                      H-1